UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04997
Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	November 30
Date of reporting period:	May 31, 2015

Item 1. Reports to Stockholders

Semiannual report

Income and growth mutual fund

Delaware Dividend Income Fund

May 31, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Dividend Income Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Dividend Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of May 31, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2014 to May 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2014 to May 31, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2014 to May 31, 2015 (Unaudited)

Delaware Dividend Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Annualized Expense Ratio	Expenses Paid During Period 12/1/14 to 5/31/15*
Actual Fund return†
Class A	$1,000.00	$1,020.60	1.11%	$5.59
Class C	1,000.00	1,016.90	1.86%	9.35
Class R	1,000.00	1,019.50	1.36%	6.85
Institutional Class	1,000.00	1,021.90	0.86%	4.34
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.40	1.11%	$5.59
Class C	1,000.00	1,015.66	1.86%	9.35
Class R	1,000.00	1,018.15	1.36%	6.84
Institutional Class	1,000.00	1,020.64	0.86%	4.33
*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10 equity holdings

Delaware Dividend Income Fund	As of May 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stock	61.24%
Consumer Discretionary	4.58%
Consumer Staples	6.20%
Diversified REITs	0.45%
Energy	6.49%
Financials	7.04%
Healthcare	8.60%
Healthcare REITs	0.57%
Hotel REITs	0.51%
Industrial REITs	0.08%
Industrials	5.78%
Information Technology	9.68%
Mall REITs	0.75%
Manufactured Housing REITs	0.07%
Materials	1.69%
Mixed REITs	0.28%
Multifamily REITs	1.44%
Office REITs	1.15%
Self-Storage REIT	0.07%
Shopping Center REITs	0.82%
Single Tenant REIT	0.16%
Specialty	0.17%
Telecommunication Services	3.05%
Utilities	1.61%

Exchange-Traded Funds	0.26%

Convertible Preferred Stock	2.33%

Commercial Mortgage-Backed Security	0.11%

Convertible Bonds	7.38%
Basic Industry	0.02%
Brokerage	0.22%
Capital Goods	0.14%
Communications	0.96%
Consumer Cyclical	0.40%
Consumer Non-Cyclical	1.09%
Energy	0.39%
Financials	0.55%

Security type / sector allocation and top 10 equity holdings

Delaware Dividend Income Fund

Security type / sector	Percentage of net assets

Industrials	0.55%
REITs	0.96%
Services	0.37%
Technology	1.73%

Corporate Bonds	15.28%
Automotive	0.24%
Banking	0.65%
Basic Industry	1.74%
Capital Goods	0.94%
Consumer Cyclical	0.99%
Consumer Non-Cyclical	0.96%
Energy	1.92%
Financials	0.39%
Healthcare	0.80%
Insurance	0.23%
Media	1.98%
Services	1.30%
Technology	0.09%
Technology & Electronics	0.50%
Telecommunications	1.83%
Utilities	0.72%

Leveraged Non-Recourse Security	0.00%

Municipal Bonds	1.00%

Regional Bond	0.07%

Senior Secured Loans	0.82%

Sovereign Bonds	0.73%

Supranational Bank	0.11%

Preferred Stock	0.23%

Warrant	0.00%

Short-Term Investments	9.79%

Total Value of Securities	99.35%

Receivables and Other Assets Net of Liabilities	0.65%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Broadcom Class A	1.49%
Occidental Petroleum	1.32%
duPont (E.I.) deNemours	1.31%
Mondelez International	1.30%
Bank of New York Mellon	1.30%
Quest Diagnostics	1.30%
Intel	1.29%
Johnson Controls	1.29%
Verizon Communications	1.29%
Pfizer	1.28%

Schedule of investments

Delaware Dividend Income Fund	May 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 61.24%

Consumer Discretionary – 4.58%
Asian Pay Television Trust	6,075,200	$4,145,664
General Motors	38,100	1,370,457
Johnson Controls	203,600	10,591,272
Kering	4,073	714,703
Lowe’s	144,000	10,077,120
Nitori Holdings	24,386	1,872,222
Publicis Groupe	8,369	668,734
Sumitomo Rubber Industries	76,400	1,343,426
Target	16,800	1,332,576
Techtronic Industries	304,500	1,046,799
Toyota Motor	37,100	2,559,383
Yue Yuen Industrial Holdings	518,500	1,780,122

		37,502,478

Consumer Staples – 6.20%
Archer-Daniels-Midland	193,300	10,215,905
Aryzta †	37,006	2,346,141
Carlsberg Class B	15,127	1,389,189
Coca-Cola	44,993	1,842,913
Coca-Cola Amatil	120,369	924,964
CVS Health	100,300	10,268,714
Japan Tobacco	42,500	1,542,449
Kraft Foods Group	122,900	10,378,905
Mondelez International	256,800	10,680,312
Tesco	376,749	1,228,380

		50,817,872

Diversified REITs – 0.45%
Gramercy Property Trust	107,175	2,851,927
Mapletree Commercial Trust	759,000	875,486

		3,727,413

Energy – 6.49%
Chevron	98,100	10,104,300
CNOOC	807,000	1,256,240
ConocoPhillips	158,600	10,099,648
Halcon Resources †	14,191	14,901
Halliburton	180,600	8,199,240
Marathon Oil	363,200	9,875,408
Occidental Petroleum	138,400	10,821,496
Saipem †	55,919	711,193
Subsea 7	12,502	130,963
Suncor Energy	33,700	984,485
TOTAL	19,754	996,985

		53,194,859

	Number of shares	Value (U.S. $)

Common Stock (continued)

Financials – 7.04%
Allstate	150,900	$10,158,588
Apollo Investment	104,800	822,680
AXA	96,313	2,420,209
Bank of New York Mellon	245,700	10,653,552
Bank Rakyat Indonesia Persero	946,698	841,826
BB&T	257,600	10,167,472
ING Groep CVA	107,056	1,767,823
JPMorgan Chase	32,100	2,111,538
Marsh & McLennan	175,600	10,225,188
Mitsubishi UFJ Financial Group	394,000	2,905,513
Nordea Bank	184,626	2,403,529
Standard Chartered	123,699	1,978,988
UniCredit	178,250	1,250,719

		57,707,625

Healthcare – 8.60%
Baxter International	154,600	10,297,906
Cardinal Health	116,900	10,307,073
Johnson & Johnson	99,300	9,943,902
Merck	169,200	10,302,588
Novartis	23,265	2,387,597
Pfizer	302,238	10,502,771
Quest Diagnostics	141,100	10,614,953
Sanofi	18,573	1,829,244
STADA Arzneimittel	36,559	1,270,763
Teva Pharmaceutical Industries ADR	50,412	3,029,761

		70,486,558

Healthcare REITs – 0.57%
Health Care REIT	16,900	1,187,394
Healthcare Trust of America Class A	38,300	949,457
Omega Healthcare Investors	20,200	727,806
Ventas	27,200	1,809,344

		4,674,001

Hotel REITs – 0.51%
Concentradora Fibra Hotelera Mexicana	832,357	1,054,376
DiamondRock Hospitality	48,500	638,745
Pebblebrook Hotel Trust	22,700	973,376
RLJ Lodging Trust	15,400	465,542
Strategic Hotels & Resorts †	89,300	1,078,744

		4,210,783

Industrial REITs – 0.08%
Terreno Realty	32,840	668,294

		668,294

Schedule of investments

Delaware Dividend Income Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Industrials – 5.78%
Caterpillar	15,300	$1,305,396
Deutsche Post	50,214	1,517,592
East Japan Railway	19,646	1,790,549
General Electric	180,600	4,924,962
ITOCHU	143,789	1,932,713
Koninklijke Philips	51,896	1,414,053
Meggitt	130,629	1,017,903
Northrop Grumman	65,000	10,346,700
Raytheon	96,000	9,912,960
Rexel	39,015	714,671
Vinci	25,727	1,525,473
Waste Management	207,500	10,302,375
WestJet Airlines @	29,756	645,196

		47,350,543

Information Technology – 9.68%
Apple	45,100	5,875,628
Broadcom Class A	215,200	12,234,445
CA	323,464	9,849,479
CGI Group Class A †	51,246	2,169,605
Cisco Systems	345,100	10,114,881
Intel	307,400	10,593,004
Microsoft	184,009	8,622,662
Playtech	63,759	809,600
QUALCOMM	106,000	7,386,080
Teleperformance	22,240	1,638,170
Xerox	876,500	10,009,630

		79,303,184

Mall REITs – 0.75%
General Growth Properties	54,600	1,546,818
Simon Property Group	18,863	3,421,748
Taubman Centers	15,400	1,140,062

		6,108,628

Manufactured Housing REITs – 0.07%
Equity LifeStyle Properties	10,127	554,858

		554,858

Materials – 1.69%
AuRico Gold	104,262	345,222
duPont (E.I.) deNemours	151,600	10,765,116
Rexam	156,522	1,336,364
Rio Tinto	23,660	1,034,724
Yamana Gold	92,613	332,701

		13,814,127

	Number of shares	Value (U.S. $)

Common Stock (continued)

Mixed REITs – 0.28%
CyrusOne	27,700	$893,879
Duke Realty	70,100	1,371,156

		2,265,035

Multifamily REITs – 1.44%
American Campus Communities	17,600	686,576
American Residential Properties †	149,600	2,775,080
AvalonBay Communities	15,400	2,564,100
Equity Residential	15,500	1,151,960
Essex Property Trust	7,813	1,739,330
Post Properties	50,900	2,891,629

		11,808,675

Office REITs – 1.15%
alstria office REIT	73,600	954,455
Easterly Government Properties	223,000	3,463,190
Equity Commonwealth †	81,300	2,093,475
Highwoods Properties	32,600	1,367,570
Hudson Pacific Properties	27,600	841,524
Paramount Group	39,500	724,430

		9,444,644

Self-Storage REIT – 0.07%
Jernigan Capital †	29,400	600,936

		600,936

Shopping Center REITs – 0.82%
DDR	82,600	1,397,592
First Capital Realty	45,403	685,989
Kite Realty Group Trust	79,900	2,161,295
Ramco-Gershenson Properties Trust	89,800	1,546,356
Wheeler Real Estate Investment Trust @	390,330	897,759

		6,688,991

Single Tenant REIT – 0.16%
Spirit Realty Capital	120,300	1,298,037

		1,298,037

Specialty – 0.17%
AMC Entertainment Holdings	48,000	1,387,680

		1,387,680

Telecommunication Services – 3.05%
AT&T	297,800	10,286,012
Century Communications =†	1,625,000	0
Mobile TeleSystems ADR	49,072	513,293
Nippon Telegraph & Telephone	32,837	2,271,177
Tele2 Class B	111,168	1,308,385

Schedule of investments

Delaware Dividend Income Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Telecommunication Services (continued)
Verizon Communications	213,800	$10,570,272

		24,949,139

Utilities – 1.61%
Abengoa Yield	53,800	2,068,072
Edison International	169,000	10,276,890
National Grid	59,681	854,538

		13,199,500

Total Common Stock (cost $406,265,458)		501,763,860

Exchange-Traded Funds – 0.26%

Aberdeen Asia-Pacific Income Fund	99,762	528,739
Market Vectors High Yield Municipal Index	52,800	1,629,936

Total Exchange-Traded Funds (cost $2,265,276)		2,158,675

Convertible Preferred Stock – 2.33%

Chesapeake Energy 5.75% exercise price $26.10, expiration date 12/31/49	1,065	891,272
Dynegy 5.375% exercise price $38.75, expiration date 11/1/17 @	14,240	1,594,595
El Paso Energy Capital Trust I 4.75% exercise price $34.49, expiration date 3/31/28	39,900	2,393,202
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	41,750	2,016,943
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	1,141	235,617
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	1,437	1,932,765
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	68,352	2,136,000
Laclede Group 6.75% exercise price $57.81, expiration date 4/1/17	14,861	818,990
Maiden Holdings 7.25% exercise price $15.30, expiration date 9/15/16	56,425	2,842,974
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	20,485	1,408,753
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	1,989	2,404,363
Wheeler Real Estate Investment Trust 9.00% exercise price $5.00, expiration date 12/31/49 @=†	414	429,409

Total Convertible Preferred Stock (cost $20,308,550)		19,104,883

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Security – 0.11%

Banc of America Commercial Mortgage Trust Series 2006-4 A4 5.634% 7/10/46	873,182	$899,844

Total Commercial Mortgage-Backed Security (cost $885,939)		899,844

Convertible Bonds – 7.38%

Basic Industry – 0.02%
Peabody Energy 4.75% exercise price $57.15, expiration date 12/15/41	788,000	201,433

		201,433

Brokerage – 0.22%
GAIN Capital Holdings 4.125% exercise price $12.00, expiration date 11/30/18	1,363,000	1,429,446
Jefferies Group 3.875% exercise price $44.94, expiration date 10/31/29	330,000	338,250

		1,767,696

Capital Goods – 0.14%
Cemex 3.25% exercise price $9.27, expiration date 3/9/16	683,000	774,351
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	457,000	370,741

		1,145,092

Communications – 0.96%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	2,913,000	2,927,565
Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40 #	2,181,000	2,388,195
Liberty Interactive 144A 1.00% exercise price $64.31, expiration date 9/28/43 #	2,662,000	2,580,476

		7,896,236

Consumer Cyclical – 0.40%
Meritor 4.00% exercise price $26.73, expiration date 2/12/27	3,072,000	3,279,360

		3,279,360

Consumer Non-Cyclical – 1.09%
HealthSouth 2.00% exercise price $38.82, expiration date 11/30/43	817,000	994,697
Hologic 2.00% exercise price $38.59, expiration date 12/15/43	1,666,000	1,981,499
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	2,710,000	2,503,363
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20	2,566,000	2,755,243
Vector Group 2.50% exercise price $16.78, expiration date 1/14/19 ●	481,000	678,174

		8,912,976

Schedule of investments

Delaware Dividend Income Fund

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Energy – 0.39%
Chesapeake Energy 2.50% exercise price $47.55, expiration date 5/15/37	683,000	$665,071
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	1,387,000	1,419,074
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #	1,786,000	1,132,994

		3,217,139

Financials – 0.55%
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	2,293,000	2,526,599
New Mountain Finance 144A 5.00% exercise price $15.93, expiration date 6/14/19 #	1,943,000	1,991,575

		4,518,174

Industrials – 0.55%
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	1,987,000	1,958,437
General Cable 4.50% exercise price $34.47, expiration date 11/15/29 f	3,105,000	2,516,991

		4,475,428

REITs – 0.96%
American Realty Capital Properties 3.75% exercise price $15.15, expiration date 12/14/20	2,076,000	1,986,483
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	3,147,000	3,414,495
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18 #	2,567,000	2,469,133

		7,870,111

Services – 0.37%
Abengoa 144A 5.125% exercise price $38.44, expiration date 2/23/17 #	2,800,000	2,994,250

		2,994,250

Technology – 1.73%
Blucora 4.25% exercise price $21.66, expiration date 3/29/19	1,247,000	1,226,736
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	3,192,000	3,168,060
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	1,375,000	1,924,141
Electronics For Imaging 144A 0.75% exercise price $52.72, expiration date 8/29/19 #	1,673,000	1,752,467
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	1,730,000	2,015,450

		Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Technology (continued)
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31		1,928,000	$1,942,460
PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19 #		2,263,000	2,149,850

			14,179,164

Total Convertible Bonds (cost $60,198,600)			60,457,059

Corporate Bonds – 15.28%

Automotive – 0.24%
Gates Global 144A 6.00% 7/15/22 #		750,000	695,625
International Automotive Components Group 144A
9.125% 6/1/18 #		658,000	681,030
Meritor
6.25% 2/15/24		60,000	61,275
6.75% 6/15/21		345,000	359,663
Tupy Overseas 144A 6.625% 7/17/24 #		200,000	201,200

			1,998,793

Banking – 0.65%
Australia & New Zealand Banking Group 5.03% 6/20/22 ●	AUD	1,090,000	864,418
Bank of America 6.50% 10/23/49 ●		625,000	661,719
Barclays Bank 7.625% 11/21/22		350,000	407,531
Credit Suisse Group 144A 7.50% 12/11/49 #●		720,000	767,700
HSBC Holdings 6.375% 12/29/49 ●		570,000	586,387
JPMorgan Chase 6.75% 8/29/49 ●		605,000	660,206
Lloyds Banking Group 7.50% 4/30/49 ●		615,000	655,744
Popular 7.00% 7/1/19		690,000	709,837

			5,313,542

Basic Industry – 1.74%
AK Steel
7.625% 5/15/20		528,000	469,920
7.625% 10/1/21		295,000	249,275
American Tire Distributors 144A 10.25% 3/1/22 #		310,000	329,375
ArcelorMittal
5.125% 6/1/20		170,000	172,975
6.125% 6/1/25		170,000	173,187
6.25% 3/1/21		190,000	201,163
Builders FirstSource 144A 7.625% 6/1/21 #		704,000	739,200
Cemex 144A 7.25% 1/15/21 #		665,000	717,535
Chemours
144A 6.625% 5/15/23 #		120,000	122,100
144A 7.00% 5/15/25 #		590,000	601,800
Cliffs Natural Resources 5.95% 1/15/18		245,000	205,800

Schedule of investments

Delaware Dividend Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
CPG Merger Sub 144A 8.00% 10/1/21 #	505,000	$532,775
Evolution Escrow Issuer 144A 7.50% 3/15/22 #	455,000	453,863
First Quantum Minerals
144A 6.75% 2/15/20 #	93,000	91,373
144A 7.00% 2/15/21 #	243,000	236,621
144A 7.25% 5/15/22 #	205,000	198,081
FMG Resources August 2006 Pty
144A 8.25% 11/1/19 #	311,000	285,731
144A 9.75% 3/1/22 #	385,000	405,213
Grace (W.R.) 144A 5.625% 10/1/24 #	250,000	264,063
HD Supply 11.50% 7/15/20	465,000	546,375
Hexion 144A 10.00% 4/15/20 #	325,000	346,125
INEOS Group Holdings
144A 5.875% 2/15/19 #	200,000	204,250
144A 6.125% 8/15/18 #	200,000	206,250
Kissner Milling 144A 7.25% 6/1/19 #	315,000	323,269
LSB Industries 7.75% 8/1/19	390,000	416,325
Lundin Mining 144A 7.875% 11/1/22 #	640,000	694,005
NCI Building Systems 144A 8.25% 1/15/23 #	355,000	380,737
New Gold 144A 6.25% 11/15/22 #	506,000	509,163
Norbord 144A 6.25% 4/15/23 #	260,000	262,600
NOVA Chemicals 144A 5.00% 5/1/25 #	340,000	349,350
Polymer Group 144A 6.875% 6/1/19 #	745,000	697,506
Rayonier AM Products 144A 5.50% 6/1/24 #	655,000	591,137
Ryerson
9.00% 10/15/17	492,000	501,840
11.25% 10/15/18	174,000	168,780
Steel Dynamics 5.50% 10/1/24	375,000	387,656
TPC Group 144A 8.75% 12/15/20 #	783,000	761,467
Wise Metals Group 144A 8.75% 12/15/18 #	255,000	273,490
Wise Metals Intermediate Holdings 144A 9.75% 6/15/19 #	170,000	185,087

		14,255,462

Capital Goods – 0.94%
Accudyne Industries Borrower 144A 7.75% 12/15/20 #	470,000	437,100
Ardagh Packaging Finance 144A 6.00% 6/30/21 #	600,000	606,000
BWAY Holding 144A 9.125% 8/15/21 #	1,030,000	1,073,775
Consolidated Container 144A 10.125% 7/15/20 #	289,000	258,655
Gardner Denver 144A 6.875% 8/15/21 #	1,012,000	943,690
KLX 144A 5.875% 12/1/22 #	585,000	594,506
Milacron 144A 7.75% 2/15/21 #	345,000	358,800
Plastipak Holdings 144A 6.50% 10/1/21 #	720,000	745,200
Reynolds Group Issuer 8.25% 2/15/21	720,000	762,300

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
Signode Industrial Group 144A 6.375% 5/1/22 #	555,000	$557,775
TransDigm
6.00% 7/15/22	655,000	667,281
6.50% 7/15/24	435,000	445,875
144A 6.50% 5/15/25 #	240,000	246,000

		7,696,957

Consumer Cyclical – 0.99%
Boyd Gaming 6.875% 5/15/23	315,000	322,087
Chinos Intermediate Holdings A 144A PIK
7.75% 5/1/19 #❆	475,000	409,687
DBP Holding 144A 7.75% 10/15/20 #	388,000	340,470
Family Tree Escrow 144A 5.75% 3/1/23 #	485,000	514,100
Landry’s 144A 9.375% 5/1/20 #	1,191,000	1,287,769
Lennar 4.75% 5/30/25	480,000	471,600
MGM Resorts International 6.00% 3/15/23	945,000	983,981
Midas Intermediate Holdco II 144A 7.875% 10/1/22 #	415,000	419,150
Neiman Marcus Group 144A PIK 8.75% 10/15/21 #❆	495,000	537,075
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	407,000	421,245
Rite Aid 144A 6.125% 4/1/23 #	700,000	730,625
RSI Home Products 144A 6.50% 3/15/23 #	485,000	501,975
Sabre GLBL 144A 5.375% 4/15/23 #	325,000	332,313
Wynn Las Vegas 144A 5.50% 3/1/25 #	820,000	824,100

		8,096,177

Consumer Non-Cyclical – 0.96%
Avis Budget Car Rental 144A 5.25% 3/15/25 #	775,000	762,406
Cott Beverages
144A 5.375% 7/1/22 #	195,000	191,587
144A 6.75% 1/1/20 #	610,000	643,550
ExamWorks Group 5.625% 4/15/23	630,000	646,537
JBS Investments
144A 7.25% 4/3/24 #	200,000	214,500
144A 7.75% 10/28/20 #	705,000	783,749
JBS USA 144A 5.75% 6/15/25 #	895,000	906,187
Prestige Brands 144A 5.375% 12/15/21 #	425,000	434,010
Quintiles Transnational 144A 4.875% 5/15/23 #	140,000	142,450
Spectrum Brands
144A 6.125% 12/15/24 #	765,000	816,637
6.625% 11/15/22	321,000	345,877
Sterigenics-Nordion Holdings 144A 6.50% 5/15/23 #	670,000	676,700
SUPERVALU 7.75% 11/15/22	715,000	770,413
Valeant Pharmaceuticals International
144A 5.875% 5/15/23 #	150,000	155,813

Schedule of investments

Delaware Dividend Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Valeant Pharmaceuticals International
144A 6.125% 4/15/25 #	405,000	$422,213

		7,912,629

Energy – 1.92%
Baytex Energy 144A 5.625% 6/1/24 #	555,000	538,350
California Resources
5.50% 9/15/21	570,000	542,925
6.00% 11/15/24	520,000	481,000
Calumet Specialty Products Partners 7.625% 1/15/22	840,000	871,500
Chaparral Energy
7.625% 11/15/22	399,000	321,195
8.25% 9/1/21	346,000	281,990
CHC Helicopter 9.25% 10/15/20	504,000	429,660
Chesapeake Energy
4.875% 4/15/22	765,000	732,487
5.75% 3/15/23	495,000	491,287
Comstock Resources 144A 10.00% 3/15/20 #	770,000	746,900
CSI Compressco 144A 7.25% 8/15/22 #	470,000	448,850
Energy Transfer Equity
5.50% 6/1/27	140,000	141,050
5.875% 1/15/24	272,000	290,360
EP Energy 144A 6.375% 6/15/23 #	320,000	320,800
Exterran Partners 6.00% 4/1/21	355,000	348,787
Genesis Energy
5.75% 2/15/21	540,000	542,700
6.00% 5/15/23	255,000	258,825
Halcon Resources
144A 8.625% 2/1/20 #	65,000	66,137
9.75% 7/15/20	890,000	647,475
Laredo Petroleum
5.625% 1/15/22	580,000	584,350
7.375% 5/1/22	203,000	216,703
Linn Energy 6.25% 11/1/19	600,000	516,000
Markwest Energy Partners 4.875% 12/1/24	580,000	588,700
Murphy Oil USA 6.00% 8/15/23	580,000	619,150
Northern Oil & Gas 8.00% 6/1/20	620,000	589,000
NuStar Logistics 6.75% 2/1/21	345,000	369,156
Oasis Petroleum 6.875% 3/15/22	765,000	786,037
Ocean Rig UDW 144A 7.25% 4/1/19 #	318,000	241,680
PBF Logistics 144A 6.875% 5/15/23 #	140,000	143,150
PDC Energy 7.75% 10/15/22	470,000	505,250
Pioneer Energy Services 6.125% 3/15/22	665,000	541,975

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Rose Rock Midstream 144A 5.625% 11/15/23 #	330,000	$325,875
Sabine Pass Liquefaction 144A 5.625% 3/1/25 #	410,000	411,537
Transocean
4.30% 10/15/22	180,000	144,675
6.375% 12/15/21	305,000	287,844
Weatherford International 4.50% 4/15/22	365,000	354,034

		15,727,394

Financials – 0.39%
Ally Financial 4.625% 3/30/25	500,000	491,250
Consolidated Energy Finance 144A 6.75% 10/15/19 #	708,000	732,780
Goldman Sachs Group 5.375% 5/10/20 ●	240,000	239,700
Infinity Acquisition 144A 7.25% 8/1/22 #	405,000	384,750
ING Groep 6.50% 12/31/45 ●	650,000	652,844
James Hardie International Finance 144A
5.875% 2/15/23 #	645,000	674,025

		3,175,349

Healthcare – 0.80%
21st Century Oncology 144A 11.00% 5/1/23 #	255,000	253,725
Community Health Systems 6.875% 2/1/22	965,000	1,032,560
DaVita HealthCare Partners 5.00% 5/1/25	205,000	204,231
HCA 5.375% 2/1/25	525,000	542,063
HealthSouth 5.75% 11/1/24	305,000	316,056
IASIS Healthcare 8.375% 5/15/19	500,000	524,063
Immucor 11.125% 8/15/19	980,000	1,046,150
Kinetic Concepts
10.50% 11/1/18	239,000	257,642
12.50% 11/1/19	265,000	290,175
Mallinckrodt International Finance
4.75% 4/15/23	325,000	313,422
144A 5.50% 4/15/25 #	355,000	358,373
Omnicare 5.00% 12/1/24	150,000	166,687
Par Pharmaceutical 7.375% 10/15/20	282,000	302,445
Tenet Healthcare
144A 5.00% 3/1/19 #	265,000	265,331
8.125% 4/1/22	610,000	666,425

		6,539,348

Insurance – 0.23%
HUB International 144A 7.875% 10/1/21 #	680,000	703,800
USI 144A 7.75% 1/15/21 #	706,000	723,650
XLIT 6.50% 12/29/49 ●	573,000	495,072

		1,922,522

Schedule of investments

Delaware Dividend Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Media – 1.98%
Altice
144A 7.625% 2/15/25 #	485,000	$480,150
144A 7.75% 5/15/22 #	835,000	845,437
Altice Financing 144A 6.625% 2/15/23 #	670,000	695,963
CCO Holdings 144A 5.375% 5/1/25 #	245,000	247,450
Columbus International 144A 7.375% 3/30/21 #	960,000	1,044,000
CSC Holdings 144A 5.25% 6/1/24 #	680,000	667,250
DISH DBS 5.875% 11/15/24	375,000	376,875
Gray Television 7.50% 10/1/20	977,000	1,045,390
iHeartCommunications
9.00% 12/15/19	120,000	118,350
9.00% 9/15/22	1,650,000	1,558,837
LIN Television 144A 5.875% 11/15/22 #	790,000	811,725
MDC Partners 144A 6.75% 4/1/20 #	260,000	259,025
Nexstar Broadcasting 144A 6.125% 2/15/22 #	645,000	675,637
Numericable-SFR 144A 6.00% 5/15/22 #	1,035,000	1,047,937
Outfront Media Capital 5.875% 3/15/25	290,000	307,037
RCN Telecom Services 144A 8.50% 8/15/20 #	465,000	496,969
Sinclair Television Group 144A 5.625% 8/1/24 #	1,040,000	1,055,600
Sirius XM Radio 144A 5.375% 4/15/25 #	735,000	737,940
Unitymedia 144A 6.125% 1/15/25 #	465,000	482,437
Univision Communications 144A 5.125% 5/15/23 #	370,000	372,775
VTR Finance 144A 6.875% 1/15/24 #	1,420,000	1,482,125
WideOpenWest Finance
10.25% 7/15/19	985,000	1,055,181
13.375% 10/15/19	300,000	330,000

		16,194,090

Services – 1.30%
Abengoa Finance 144A 8.875% 11/1/17 #	260,000	273,000
Abengoa Greenfield 144A 6.50% 10/1/19 #	490,000	463,050
AECOM
144A 5.75% 10/15/22 #	250,000	259,375
144A 5.875% 10/15/24 #	370,000	385,725
Air Medical Merger Sub 144A 6.375% 5/15/23 #	635,000	614,363
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	745,000	744,069
144A 10.75% 10/15/19 #	494,000	398,905
BlueLine Rental Finance 144A 7.00% 2/1/19 #	330,000	342,375
Caesars Growth Properties Holdings 144A
9.375% 5/1/22 #	420,000	345,450
Communications Sales & Leasing 144A 8.25% 10/15/23 #	255,000	260,737
Covanta Holding 5.875% 3/1/24	625,000	646,875

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Services (continued)
ESH Hospitality 144A 5.25% 5/1/25 #	350,000	$354,375
GEO Group
5.125% 4/1/23	265,000	273,613
5.875% 10/15/24	415,000	443,013
Mattamy Group 144A 6.50% 11/15/20 #	727,000	708,825
Navios South American Logistics 144A 7.25% 5/1/22 #	570,000	553,613
Pinnacle Entertainment
6.375% 8/1/21	220,000	235,950
7.75% 4/1/22	423,000	469,530
United Rentals North America 5.75% 11/15/24	1,550,000	1,582,937
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #❆	255,000	258,825
West 144A 5.375% 7/15/22 #	1,075,000	1,046,781

		10,661,386

Technology – 0.09%
Avaya 144A 7.00% 4/1/19 #	130,000	130,650
Blue Coat Holdings 144A 8.375% 6/1/23 #	190,000	192,375
Micron Technology
144A 5.25% 1/15/24 #	320,000	317,600
144A 5.625% 1/15/26 #	130,000	128,050

		768,675

Technology & Electronics – 0.50%
CDW 5.50% 12/1/24	331,000	347,550
CommScope 144A 5.50% 6/15/24 #	630,000	630,787
Entegris 144A 6.00% 4/1/22 #	620,000	651,000
Equinix 5.75% 1/1/25	415,000	429,525
First Data 11.75% 8/15/21	871,000	998,384
Infor Software Parent 144A PIK 7.125% 5/1/21 #❆	1,005,000	1,026,356

		4,083,602

Telecommunications – 1.83%
CenturyLink 6.75% 12/1/23	370,000	396,363
Cogent Communications Finance 144A 5.625% 4/15/21 #	570,000	554,325
Cogent Communications Group 144A 5.375% 3/1/22 #	190,000	190,950
CommScope Technologies Finance 144A 6.00% 6/15/25 #	395,000	400,925
Digicel 144A 6.75% 3/1/23 #	550,000	547,250
Digicel Group
144A 7.125% 4/1/22 #	1,450,000	1,413,750
144A 8.25% 9/30/20 #	1,360,000	1,417,120
Hughes Satellite Systems 7.625% 6/15/21	398,000	448,745
Intelsat Luxembourg
7.75% 6/1/21	426,000	386,063
8.125% 6/1/23	2,315,000	2,071,925
Level 3 Communications 5.75% 12/1/22	590,000	604,013

Schedule of investments

Delaware Dividend Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Telecommunications (continued)
Level 3 Financing
5.375% 8/15/22	135,000	$138,544
144A 5.375% 5/1/25 #	720,000	717,300
Sprint
7.125% 6/15/24	940,000	911,800
7.25% 9/15/21	490,000	494,287
7.875% 9/15/23	760,000	774,744
T-Mobile USA
6.00% 3/1/23	170,000	176,906
6.125% 1/15/22	170,000	178,713
6.25% 4/1/21	230,000	243,225
6.375% 3/1/25	405,000	423,731
Wind Acquisition Finance
144A 4.75% 7/15/20 #	270,000	272,700
144A 7.375% 4/23/21 #	515,000	538,175
Windstream Services
7.50% 6/1/22	368,000	337,180
7.75% 10/1/21	255,000	242,250
Zayo Group 144A 6.00% 4/1/23 #	1,090,000	1,100,344

		14,981,328

Utilities – 0.72%
Abengoa Yield 144A 7.00% 11/15/19 #	385,000	401,363
AES 5.50% 4/15/25	610,000	602,375
AES Gener 144A 8.375% 12/18/73 #●	200,000	219,500
Altice US Finance 144A 7.75% 7/15/25 #	510,000	501,203
Calpine
5.375% 1/15/23	550,000	555,500
5.50% 2/1/24	325,000	325,813
DPL 144A 6.75% 10/1/19 #	515,000	556,200
Dynegy
5.875% 6/1/23	365,000	365,000
144A 7.375% 11/1/22 #	335,000	358,450
144A 7.625% 11/1/24 #	705,000	759,637
Enel 144A 8.75% 9/24/73 #●	600,000	717,000
GenOn Energy 9.875% 10/15/20	520,000	538,200

		5,900,241

Total Corporate Bonds (cost $127,808,755)		125,227,495

Leveraged Non-Recourse Security – 0.00%

JPMorgan Fixed Income Pass Through Trust
Series 2007-B 144A 0.00% 1/15/87 #@¿†	1,300,000	0

Total Leveraged Non-Recourse Security (cost $1,105,000)		0

		Principal amount°	Value (U.S. $)

Municipal Bonds – 1.00%

California State
(Various Purposes) 5.00% 11/1/43		1,000,000	$1,122,530
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43		1,000,000	1,134,670
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45		1,250,000	1,367,187
Dallas/Fort Worth International Airport
Series H 5.00% 11/1/42 (AMT)		1,000,000	1,058,440
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47		650,000	557,707
New York State Thruway Authority
Series J 5.00% 1/1/41		1,000,000	1,100,670
Palm Beach County Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34		65,000	74,350
Series A 7.50% 6/1/49		325,000	375,869
Texas Private Activity Bond Surface Transportation Revenue Bond (Senior Lien NTC Mobility Partners)
6.75% 6/30/43 (AMT)		450,000	545,233
Utility Debt Securitization Authority, New York
(Restructuring) Series TE 5.00% 12/15/41		750,000	852,015

Total Municipal Bonds (cost $7,378,698)			8,188,671

Regional Bond – 0.07%Δ

Australia – 0.07%
New South Wales Treasury 4.00% 5/20/26	AUD	640,200	527,717

Total Regional Bond (cost $558,092)			527,717

Senior Secured Loans – 0.82%«

21st Century Oncology Tranche B 1st Lien 6.50% 4/28/22		290,000	289,275
Applied Systems 2nd Lien 7.50% 1/23/22		635,223	639,590
Atkore International 2nd Lien 7.75% 10/9/21		363,000	342,128
Avaya Tranche B-3 4.68% 10/26/17		410,435	409,549
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20		685,000	693,705
CD&R Millennium Holdco 6 SARL 2nd Lien 8.25% 7/31/22		630,000	630,000
Drillship Ocean Ventures Tranche B 1st Lien 5.50% 7/25/21		182,510	165,400
Flint Group 2nd Lien 8.25% 9/7/22		615,000	609,619
Green Energy Partners (Stonewall) Tranche B 6.50% 11/13/21		395,000	401,172
iHeartCommunications Tranche D 6.94% 1/30/19		335,000	314,720

Schedule of investments

Delaware Dividend Income Fund

		Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

J. Crew Group Tranche B 1st Lien 4.00% 3/5/21		129,673	$118,535
Marina District Finance Tranche B 1st Lien 6.50% 8/15/18		445,926	450,823
Moxie Patriot Tranche B1 6.75% 12/19/20		290,000	291,450
Old HB 1st Lien 6.75% 3/20/20		579,150	592,181
Panda Liberty Tranche B 7.50% 8/21/20		295,000	295,738
Rite Aid 2nd Lien 5.75% 8/21/20		220,000	222,303
Solenis International 2nd Lien 7.75% 7/31/22		220,000	213,950

Total Senior Secured Loans (cost $6,679,819)			6,680,138

Sovereign Bonds – 0.73%Δ

Indonesia – 0.27%
Indonesia Government International Bond 144A 6.75% 1/15/44 #		1,800,000	2,187,000

			2,187,000

Mexico – 0.40%
Mexican Bonos 10.00% 12/5/24	MXN	39,301,000	3,292,939

			3,292,939

South Africa – 0.06%
South Africa Government International Bond 5.375% 7/24/44		500,000	522,018

			522,018

Total Sovereign Bonds (cost $6,492,750)			6,001,957

Supranational Bank – 0.11%Δ

Inter-American Development Bank 7.25% 7/17/17	IDR	11,950,000,000	883,734

Total Supranational Bank (cost $996,733)			883,734

		Number of shares

Preferred Stock – 0.23%

Ally Financial 144A 7.00% #		550	558,250
Freddie Mac 6.02%		40,000	159,200
GMAC Capital Trust I 8.125% ●		17,000	443,020
Vornado Realty Trust 6.625%		28,600	727,012

Total Preferred Stock (cost $2,683,538)			1,887,482

Warrant – 0.00%

Wheeler Real Estate Investment Trust strike price $5.50, expiration date 4/29/19 @		43,188	4,319

Total Warrant (cost $358)			4,319

	Principal amount°	Value (U.S. $)

Short-Term Investments – 9.79%

Discount Notes – 4.15%≠
Federal Home Loan Bank
0.05% 6/1/15	11,759,704	$11,759,704
0.065% 6/5/15	5,206,515	5,206,510
0.075% 6/4/15	1,782,009	1,782,008
0.075% 6/29/15	1,782,009	1,781,995
0.08% 7/17/15	4,336,441	4,336,276
0.08% 7/22/15	5,781,921	5,781,672
0.095% 7/14/15	3,385,818	3,385,696

		34,033,861

Repurchase Agreements – 5.64%
Bank of America Merrill Lynch 0.04%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $16,366,927 (collateralized by U.S. government obligations 0.50%–1.375% 7/31/16–2/29/20; market value $16,694,210)	16,366,872	16,366,872
Bank of Montreal 0.08%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $13,639,151 (collateralized by U.S. government obligations 0.00%–9.125% 11/12/15–5/15/45; market value $13,911,842)	13,639,060	13,639,060
BNP Paribas 0.09%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $16,162,189 (collateralized by U.S. government obligations 0.00%–8.75% 7/23/15–5/15/45; market value $16,485,310)	16,162,068	16,162,068

		46,168,000

Total Short-Term Investments (cost $80,200,781)		80,201,861

Total Value of Securities – 99.35% (cost $723,828,347)		$813,987,695

Schedule of investments

Delaware Dividend Income Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2015, the aggregate value of Rule 144A securities was $93,020,475, which represents 11.35% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At May 31, 2015, the aggregate value of illiquid securities was $3,571,278, which represents 0.44% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❆	100% of the income received was in the form of additional cash.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2015, the aggregate value of fair valued securities was $429,409, which represents 0.05% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

●	Variable rate security. The rate shown is the rate as of May 31, 2015. Interest rates reset periodically.

Δ	Securities have been classified by country of origin.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2015.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2015.

Unfunded Commitment

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following commitments were outstanding at May 31, 2015:

Borrower	Unfunded Amount	Cost	Value	Unrealized Appreciation (Depreciation)
Informatica	$640,000	$640,000	$640,000	$—
SS&C Technologies	645,000	645,000	645,000	—

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at May 31, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	SGD	646,417	USD	(479,843)	6/4/15	$(446)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(77) E-mini S&P 500 Index	$(7,917,115)	$(8,108,100)	6/22/15	$(190,985)

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
MSC	ICE - CDX.NA.HY.24	$4,500,000	5.00%	6/20/20	$19,738

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Schedule of investments

Delaware Dividend Income Fund

Summary of abbreviations:

ADR – American Depositary Receipt

AMT – Subject to Alternative Minimum Tax

AUD – Australian Dollar

BNYM – Bank of New York Mellon

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North America High Yield

CVA – Dutch Certificate

ICE – IntercontinentalExchange, Inc.

IDR – Indonesian Rupiah

MSC – Morgan Stanley Capital

MXN – Mexican Peso

PIK – Pay-in-kind

REIT – Real Estate Investment Trust

SGD – Singapore Dollar

USD – U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

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Statement of assets and liabilities

Delaware Dividend Income Fund	May 31, 2015 (Unaudited)

Assets:
Investments, at value[1]	$733,785,834
Short-term investments, at value[2]	80,201,861
Foreign currencies, at value[3]	52,359
Cash collateral due from brokers	875,092
Cash	183,194
Dividends and interest receivable	4,623,406
Receivable for securities sold	4,379,004
Receivable for fund shares sold	1,161,203
Unrealized gain on credit default swap contracts	19,738

Total assets	825,281,691

Liabilities:
Payable for securities purchased	4,243,538
Payable for fund shares redeemed	142,208
Swap payments payable	45,625
Variation margin payable on futures contracts	446
Income distribution payable	33
Investment management fees payable	438,690
Other accrued expenses	346,495
Distribution fees payable to affiliates	346,057
Other affiliates payable	50,174
Trustees’ fees and expenses payable	5,735
Upfront payments paid on credit default swap contracts	338,182

Total liabilities	5,957,183

Total Net Assets	$819,324,508

Net Assets Consist of:
Paid-in capital	$813,023,801
Undistributed net investment income	2,132,534
Accumulated net realized loss on investments	(85,769,492)
Net unrealized appreciation of investments, foreign currencies, and derivatives	89,937,665

Total Net Assets	$819,324,508

Net Asset Value
Class A:
Net assets	$323,753,021
Shares of beneficial interest outstanding, unlimited authorization, no par	23,413,992
Net asset value per share	$ 13.83
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$ 14.67

Class C:
Net assets	$324,258,312
Shares of beneficial interest outstanding, unlimited authorization, no par	23,417,840
Net asset value per share	$ 13.85

Class R:
Net assets	$ 3,936,127
Shares of beneficial interest outstanding, unlimited authorization, no par	284,700
Net asset value per share	$ 13.83

Institutional Class:
Net assets	$167,377,048
Shares of beneficial interest outstanding, unlimited authorization, no par	12,104,522
Net asset value per share	$ 13.83

[1]Investments, at cost	$ 643,627,566
[2]Short-term investments, at cost	80,200,781
[3]Foreign currencies, at cost	51,895

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Dividend Income Fund	Six months ended May 31, 2015 (Unaudited)

Investment Income:
Interest	$9,551,935
Dividends	7,062,513
Foreign tax withheld	(94,799)

16,519,649

Expenses:
Management fees	2,530,022
Distribution expenses – Class A	402,911
Distribution expenses – Class C	1,584,854
Distribution expenses – Class R	9,853
Dividend disbursing and transfer agent fees and expenses	450,368
Reports and statements to shareholders	145,865
Accounting and administration expenses	127,627
Registration fees	53,232
Legal fees	38,350
Custodian fees	31,621
Audit and tax	20,757
Trustees’ fees and expenses	19,386
Other	22,357

5,437,203
Less expense paid indirectly	(125)

Total operating expenses	5,437,078

Net Investment Income	11,082,571

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	25,498,663
Foreign currencies	(396,140)
Foreign currency exchange contracts	(195,721)
Futures contracts	(553,770)
Swap contracts	(99,472)

Net realized gain	24,253,560

Net change in unrealized appreciation (depreciation) of:
Investments	$(19,723,022)
Foreign currencies	1,069
Foreign currency exchange contracts	(446)
Futures contracts	42,252
Swap contracts	97,928

Net change in unrealized appreciation (depreciation)	(19,582,219)

Net Realized and Unrealized Gain	4,671,341

Net Increase in Net Assets Resulting from Operations	$15,753,912

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Dividend Income Fund

	Six months ended 5/31/15 (Unaudited)	Year ended 11/30/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,082,571	$14,663,282
Net realized gain	24,253,560	29,498,876
Net change in unrealized appreciation (depreciation)	(19,582,219)	18,808,863

Net increase in net assets resulting from operations	15,753,912	62,971,021

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,269,719)	(7,317,367)
Class B	—	(130,696)
Class C	(3,022,831)	(4,581,895)
Class R	(47,617)	(75,505)
Institutional Class	(2,293,744)	(2,655,964)

	(9,633,911)	(14,761,427)

Capital Share Transactions:
Proceeds from shares sold:
Class A	35,533,124	87,227,442
Class B	—	12,087
Class C	29,879,837	65,462,355
Class R	709,207	1,900,495
Institutional Class	37,766,229	97,952,473

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,898,905	6,744,169
Class B	—	123,159
Class C	2,748,298	4,163,166
Class R	47,080	70,986
Institutional Class	1,992,414	2,279,362

	112,575,094	265,935,694

	Six months ended 5/31/15 (Unaudited)	Year ended 11/30/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(33,258,785)	$(97,579,843)
Class B	—	(10,736,134)
Class C	(19,680,232)	(35,216,011)
Class R	(828,461)	(1,255,241)
Institutional Class	(23,572,989)	(18,465,880)

	(77,340,467)	(163,253,109)

Increase in net assets derived from capital share transactions	35,234,627	102,682,585

Net Increase in Net Assets	41,354,628	150,892,179

Net Assets:
Beginning of period	777,969,880	627,077,701

End of period	$819,324,508	$777,969,880

Undistributed net investment income	$2,132,534	$683,874

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Dividend Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/15[1]	Year ended
(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$ 13.730	$12.810	$10.940	$9.890	$9.810	$ 9.190

0.206	0.312	0.316	0.348	0.351	0.373
0.076	0.923	1.854	1.045	0.086	0.695

0.282	1.235	2.170	1.393	0.437	1.068

(0.182)	(0.315)	(0.300)	(0.343)	(0.357)	(0.448)

(0.182)	(0.315)	(0.300)	(0.343)	(0.357)	(0.448)

$ 13.830	$13.730	$12.810	$10.940	$9.890	$ 9.810

2.06%	9.74%	20.07%	14.25%	4.39%	11.91%

$323,753	$315,098	$297,117	$203,819	$189,313	$192,876
1.11%	1.10%	1.12%	1.16%	1.19%	1.26%
1.11%	1.10%	1.16%	1.21%	1.24%	1.31%
3.01%	2.35%	2.62%	3.28%	3.41%	3.93%
3.01%	2.35%	2.58%	3.23%	3.36%	3.88%
33%	56%	51%	47%	110%	109%

Financial highlights

Delaware Dividend Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/15[1]	Year ended
(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$ 13.750	$12.830	$10.960	$9.900	$9.820	$9.190

0.155	0.213	0.226	0.268	0.274	0.302
0.076	0.921	1.853	1.056	0.086	0.694

0.231	1.134	2.079	1.324	0.360	0.996

(0.131)	(0.214)	(0.209)	(0.264)	(0.280)	(0.366)

(0.131)	(0.214)	(0.209)	(0.264)	(0.280)	(0.366)

$ 13.850	$13.750	$12.830	$10.960	$9.900	$9.820

1.69%	8.90%	19.13%	13.50%	3.61%	11.06%

$324,259	$308,975	$254,961	$156,758	$151,107	$152,009
1.86%	1.85%	1.87%	1.91%	1.94%	2.01%
2.26%	1.60%	1.87%	2.53%	2.66%	3.18%
33%	56%	51%	47%	110%	109%

Financial highlights

Delaware Dividend Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/15[1]	Year ended
(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$13.730	$12.810	$10.940	$9.890	$9.810	$9.190

0.189	0.280	0.284	0.321	0.325	0.349
0.077	0.921	1.856	1.046	0.086	0.693

0.266	1.201	2.140	1.367	0.411	1.042

(0.166)	(0.281)	(0.270)	(0.317)	(0.331)	(0.422)

(0.166)	(0.281)	(0.270)	(0.317)	(0.331)	(0.422)

$13.830	$13.730	$12.810	$10.940	$9.890	$9.810

1.95%	9.46%	19.77%	13.97%	4.13%	11.60%

$ 3,936	$3,983	$3,030	$3,151	$3,340	$3,069
1.36%	1.35%	1.37%	1.41%	1.44%	1.51%
1.36%	1.35%	1.46%	1.51%	1.54%	1.61%
2.76%	2.10%	2.37%	3.03%	3.16%	3.68%
2.76%	2.10%	2.28%	2.93%	3.06%	3.58%
33%	56%	51%	47%	110%	109%

Financial highlights

Delaware Dividend Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/15[1]	Year ended

(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$ 13.730	$12.810	$10.940	$9.890	$9.810	$9.190

0.224	0.348	0.347	0.375	0.375	0.399
0.075	0.920	1.853	1.045	0.088	0.697

0.299	1.268	2.200	1.420	0.463	1.096

(0.199)	(0.348)	(0.330)	(0.370)	(0.383)	(0.476)

(0.199)	(0.348)	(0.330)	(0.370)	(0.383)	(0.476)

$ 13.830	$13.730	$12.810	$10.940	$9.890	$9.810

2.19%	10.01%	20.37%	14.66%	4.55%	12.24%

$167,377	$149,914	$61,809	$30,449	$24,986	$12,766
0.86%	0.85%	0.87%	0.91%	0.94%	1.01%
3.26%	2.60%	2.87%	3.53%	3.66%	4.18%
33%	56%	51%	47%	110%	109%

Notes to financial statements

Delaware Dividend Income Fund	May 31, 2015 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Dividend Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation  –  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes  –  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2011–Nov. 30, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting  –  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements  –  The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 29, 2015.

Foreign Currency Transactions  –  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on

Notes to financial statements

Delaware Dividend Income Fund

1. Significant Accounting Policies (continued)

investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates  –  The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material

Other  –  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2015, the Fund earned $125 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2015, the Fund was charged $18,946 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2015, the Fund was charged $83,043 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2015, the Fund was charged $11,645 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Notes to financial statements

Delaware Dividend Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended May 31, 2015, DDLP earned $22,015 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2015, DDLP received gross CDSC commissions of $32 and $1,343 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2015, the Fund made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases other than U.S. government securities	$256,810,759
Purchases of U.S. government securities	9,953,125
Sales other than U.S. government securities	230,102,340
Sales of U.S. government securities	10,009,973

At May 31, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$721,207,174

Aggregate unrealized appreciation	$112,491,246
Aggregate unrealized depreciation	(19,710,725)

Net unrealized appreciation	$92,780,521

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2014 will expire as follows: $49,479,104 expires in 2016 and $54,749,050 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all under short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Dividend Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$899,844	$—	$899,844
Corporate Debt	—	185,684,554	—	185,684,554
Foreign Debt	—	7,413,408	—	7,413,408
Senior Secured Loans	—	6,680,138	—	6,680,138
Municipal Bonds	—	8,188,671	—	8,188,671
Common Stock
Consumer Discretionary	27,517,089	9,985,389	—	37,502,478
Consumer Staples	43,386,749	7,431,123	—	50,817,872
Diversified REITs	2,851,927	875,486	—	3,727,413
Energy	50,099,478	3,095,381	—	53,194,859
Financials	44,139,018	13,568,607	—	57,707,625
Healthcare	64,998,954	5,487,604	—	70,486,558
Healthcare REITs	4,674,001	—	—	4,674,001
Hotel REITs	4,210,783	—	—	4,210,783
Industrial REITs	668,294	—	—	668,294
Industrials	37,437,589	9,912,954	—	47,350,543
Information Technology	78,493,584	809,600	—	79,303,184
Mall REITs	6,108,628	—	—	6,108,628
Manufactured Housing REITs	554,858	—	—	554,858
Materials	11,443,039	2,371,088	—	13,814,127
Mixed REITs	2,265,035	—	—	2,265,035
Multifamily REITs	11,808,675	—	—	11,808,675
Office REITs	8,490,189	954,455	—	9,444,644
Self-Storage REIT	600,936	—	—	600,936
Shopping Center REITs	6,688,991	—	—	6,688,991
Single Tenant REIT	1,298,037	—	—	1,298,037
Specialty	1,387,680	—	—	1,387,680
Telecommunication Services	21,369,577	3,579,562	—	24,949,139
Utilities	12,344,962	854,538	—	13,199,500
Convertible Preferred Stock[1]	16,729,595	1,945,879	429,409	19,104,883
Preferred Stock[1]	1,170,032	717,450	—	1,887,482
Warrant	4,319	—	—	4,319
Exchange-Traded Funds	2,158,675	—	—	2,158,675
Short-Term Investments	—	80,201,861	—	80,201,861

Total	$462,900,694	$350,657,592	$429,409	$813,987,695

	Level 1	Level 2	Level 3	Total
Foreign Currency Exchange Contracts	$ —	$ (446)	$—	$ (446)
Futures Contracts	(190,985)	—	—	(190,985)
Swap Contracts	—	19,738	—	19,738

[1]Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	87.57%	10.18%	2.25%	100.00%
Preferred Stock	61.99%	38.01%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at May 31, 2015, a portion of the Fund’s common stock was categorized as Level 2.

During the six months ended May 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

Notes to financial statements

Delaware Dividend Income Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/15	Year ended 11/30/14
Shares sold:
Class A	2,596,483	6,568,466
Class B	—	867
Class C	2,177,757	4,927,542
Class R	51,471	142,656
Institutional Class	2,765,828	7,307,070

Shares issued upon reinvestment of dividends and distributions:
Class A	282,699	505,623
Class B	—	9,242
Class C	198,972	311,250
Class R	3,414	5,312
Institutional Class	144,423	169,625
	8,221,047	19,947,653

Shares redeemed:
Class A	(2,416,440)	(7,315,562)
Class B	—	(802,596)
Class C	(1,432,130)	(2,640,980)
Class R	(60,292)	(94,374)
Institutional Class	(1,725,039)	(1,382,130)
	(5,633,901)	(12,235,642)
Net increase	2,587,146	7,712,011

For the year ended Nov. 30, 2014, 117,065 Class B shares were converted to 117,213 Class A shares valued at $1,571,284. This amount is included in Class B redemptions and Class A subscriptions in the table above and the “Statements of changes in net assets.”

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the six months ended May 31, 2015 and the year ended Nov. 30, 2014, exchange transactions were as follows:

Six months ended May 31, 2015

Exchange Redemptions		Exchange Subscriptions
Class A Shares	Class C Shares	Institutional Class Shares	Value
20,757	1,461	22,220	$308,554

Year ended Nov. 30, 2014

Exchange Redemptions		Exchange Subscriptions
Class A Shares	Class C Shares	Institutional Class Shares	Value
1,931	653	2,585	$34,197

These exchange transactions are included as subscriptions and redemptions in the tables above and the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 9, 2015.

The Fund had no amounts outstanding as of May 31, 2015 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts  –  The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded

Notes to financial statements

Delaware Dividend Income Fund

6. Derivatives (continued)

equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2015, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts  –  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates, or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $355,000 cash collateral for open futures contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended May 31, 2015, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to hedge currency risks associated with the Fund’s investments.

Swap Contracts  –  The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2015, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the year ended May 31, 2015, the Fund did not enter into any CDS contracts as a seller of protection. Initial margin and variation margin is posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended May 31, 2015, the Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

Notes to financial statements

Delaware Dividend Income Fund

6. Derivatives (continued)

At May 31, 2015, the Fund posted $520,092 in cash collateral for centrally cleared swap contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of May 31, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$—	Unrealized loss on foreign currency exchange contracts	$(446)
Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts*	—	Variation margin receivable on futures contracts*	(190,985)
Credit contracts (Swap contracts)	Unrealized gain on credit default swap contracts	19,738	Unrealized loss on credit default swap contracts	—

Total		$19,738		$(191,431)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through May 31, 2015. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended May 31, 2015 was as follows:

	Net Realized Loss on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(195,721)	$ —	$ —	$(195,721)
Interest rate contracts	—	(553,770)	—	(553,770)
Credit contracts	—	—	(99,472)	(99,472)

Total	$(195,721)	$(553,770)	$(99,472)	$(848,963)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(446)	$ —	$ —	$ (446)
Interest rate contracts	—	42,252	—	42,252
Credit contracts	—	—	97,928	97,928

Total	$(446)	$42,252	$97,928	$139,734

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2015.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	$ 561,243	$ 111,623
Futures contracts (average notional value)	—	9,890,133
CDS contracts (average notional value)*	4,952,177	—

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

Notes to financial statements

Delaware Dividend Income Fund

7. Offsetting (continued)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Morgan Stanley & Co.	$19,738	$—	$19,738

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Morgan Stanley & Co.	$19,738	$—	$—	$—	$—	$19,738

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$16,366,872	$(16,366,872)	$—	$—
Bank of Montreal	13,639,060	(13,639,060)	—	—
BNP Paribas	16,162,068	(16,162,068)	—	—

Total	$46,168,000	$(46,168,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return the loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a

Notes to financial statements

Delaware Dividend Income Fund

8. Securities Lending (continued)

time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2015, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by the Fund have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after

Notes to financial statements

Delaware Dividend Income Fund

11. Recent Accounting Pronouncements (continued)

Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact to the Fund’s financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2015 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Dividend Income Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Equity Funds V (the “Trust”), on behalf of Delaware Dividend Income Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund (each, a “Fund” and together, the “Funds”), held on March 31, 2015 and reconvened on April 21, 2015 for the proposals listed in items (ii) and (iii) below, the shareholders of the Trust/the Funds voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for the Funds; (iii) revise the fundamental investment restriction relating to lending for the Funds; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of the Funds of the Trust was present, and the votes passed with a plurality of these Shares. The results were as follows:

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	64,643,320.727	47.396%	98.295%	1,121,120.883	0.822%	1.705%
Ann D. Borowiec	64,636,831.238	47.392%	98.285%	1,127,610.372	0.827%	1.715%
Joseph W. Chow	64,674,638.477	47.419%	98.343%	1,089,803.133	0.799%	1.657%
Patrick P. Coyne	64,651,688.325	47.403%	98.308%	1,112,753.285	0.816%	1.692%
John A. Fry	64,650,399.996	47.402%	98.306%	1,114,041.614	0.817%	1.694%
Lucinda S. Landreth	64,480,859.523	47.277%	98.048%	1,283,582.087	0.941%	1.952%
Frances A. Sevilla-Sacasa	64,630,920.741	47.387%	98.276%	1,133,520.869	0.831%	1.724%
Thomas K. Whitford	64,658,498.575	47.408%	98.318%	1,105,943.035	0.811%	1.682%
Janet L. Yeomans	64,554,155.912	47.331%	98.160%	1,210,285.698	0.887%	1.840%
J. Richard Zecher	64,365,840.678	47.193%	97.873%	1,398,600.932	1.025%	2.127%

Other Fund information (Unaudited)

Delaware Dividend Income Fund

Proxy Results (continued)

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of each Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Dividend Income Fund

Shares voted for	21,193,097.978
Percentage of outstanding shares	36.186%
Percentage of shares voted	71.919%
Shares voted against	659,358.972
Percentage of outstanding shares	1.126%
Percentage of shares voted	2.238%
Shares abstained	799,708.658
Percentage of outstanding shares	1.365%
Percentage of shares voted	2.714%
Broker non-votes	6,815,846.000

Delaware Small Cap Core Fund

Shares voted for	10,047,882.536
Percentage of outstanding shares	38.814%
Percentage of shares voted	75.912%
Shares voted against	180,762.815
Percentage of outstanding shares	0.698%
Percentage of shares voted	1.366%
Shares abstained	205,236.995
Percentage of outstanding shares	0.793%
Percentage of shares voted	1.551%
Broker non-votes	2,802,391.000

Delaware Small Cap Value Fund

Shares voted for	21,625,090.842
Percentage of outstanding shares	41.640%
Percentage of shares voted	80.318%
Shares voted against	607,915.966
Percentage of outstanding shares	1.171%
Percentage of shares voted	2.258%
Shares abstained	471,843.204
Percentage of outstanding shares	0.909%
Percentage of shares voted	1.752%
Broker non-votes	4,219,365.901

3. To revise the fundamental investment restriction relating to lending.

A quorum of the shares outstanding of each Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Dividend Income Fund

Shares voted for	21,047,950.943
Percentage of outstanding shares	35.938%
Percentage of shares voted	71.426%
Shares voted against	752,083.411
Percentage of outstanding shares	1.284%
Percentage of shares voted	2.552%
Shares abstained	852,130.254
Percentage of outstanding shares	1.455%
Percentage of shares voted	2.892%
Broker non-votes	6,815,847.000

Delaware Small Cap Core Fund

Shares voted for	9,931,376.878
Percentage of outstanding shares	38.364%
Percentage of shares voted	75.032%
Shares voted against	270,226.178
Percentage of outstanding shares	1.044%
Percentage of shares voted	2.042%
Shares abstained	232,280.290
Percentage of outstanding shares	0.897%
Percentage of shares voted	1.755%
Broker non-votes	2,802,390.000

Delaware Small Cap Value Fund

Shares voted for	21,522,527.825
Percentage of outstanding shares	41.443%
Percentage of shares voted	79.937%
Shares voted against	697,912.167
Percentage of outstanding shares	1.344%
Percentage of shares voted	2.592%
Shares abstained	484,406.020
Percentage of outstanding shares	0.933%
Percentage of shares voted	1.799%
Broker non-votes	4,219,369.901

Other Fund information (Unaudited)

Delaware Dividend Income Fund

Proxy Results (continued)

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Equity Funds V

Shares voted for	48,505,746.622
Percentage of outstanding shares	35.564%
Percentage of shares voted	73.757%
Shares voted against	1,241,678.671
Percentage of outstanding shares	0.910%
Percentage of shares voted	1.888%
Shares abstained	1,352,031.416
Percentage of outstanding shares	0.991%
Percentage of shares voted	2.056%
Broker non-votes	14,664,984.901

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group Equity Funds V

Shares voted for	46,366,524.652
Percentage of outstanding shares	33.996%
Percentage of shares voted	70.504%
Shares voted against	3,397,117.943
Percentage of outstanding shares	2.491%
Percentage of shares voted	5.166%
Shares abstained	1,335,795.114
Percentage of outstanding shares	0.979%
Percentage of shares voted	2.031%
Broker non-votes	14,665,003.901

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Equity Funds V

Shares voted for	48,715,957.282
Percentage of outstanding shares	35.718%
Percentage of shares voted	74.076%
Shares voted against	1,079,500.253
Percentage of outstanding shares	0.791%
Percentage of shares voted	1.641%
Shares abstained	1,304,004.174
Percentage of outstanding shares	0.956%
Percentage of shares voted	1.983%
Broker non-votes	14,664,979.901

About the organization

Board of trustees

Thomas L. Bennett

Chairman of the Board

Delaware Investments®

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL	Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN

Affiliated officers

Roger A. Early President and Chief Executive Officer Delaware Investments Family of Funds Philadelphia, PA	David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Semiannual report

U.S. core equity mutual fund

Delaware Small Cap Core Fund

May 31, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Core Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Small Cap Core Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of May 31, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2014 to May 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2014 to May 31, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2014 to May 31, 2015 (Unaudited)

Delaware Small Cap Core Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Annualized Expense Ratio	Expenses Paid During Period 12/1/14 to 5/31/15*

Actual Fund return†
Class A	$1,000.00	$1,040.40	1.26%	$6.41
Class C	1,000.00	1,037.20	2.01%	10.21
Class R	1,000.00	1,039.60	1.51%	7.68
Institutional Class	1,000.00	1,042.40	1.01%	5.14
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.65	1.26%	$6.34
Class C	1,000.00	1,014.91	2.01%	10.10
Class R	1,000.00	1,017.40	1.51%	7.59
Institutional Class	1,000.00	1,019.90	1.01%	5.09

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and

top 10 equity holdings

Delaware Small Cap Core Fund	As of May 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stock	98.07%
Basic Materials	5.53%
Business Services	6.24%
Capital Goods	8.73%
Communications Services	1.71%
Consumer Discretionary	3.56%
Consumer Services	4.45%
Consumer Staples	2.72%
Credit Cyclicals	1.09%
Energy	3.43%
Financials	16.32%
Healthcare	15.41%
Industrials	1.39%
Materials	0.94%
Media	0.50%
Real Estate	6.27%
Technology	16.37%
Transportation	1.62%
Utilities	1.79%

Short-Term Investments	2.14%

Total Value of Securities	100.21%

Liabilities Net of Receivables and Other Assets	(0.21%)

Total Net Assets	100.00%

3

Security type / sector allocation and

top 10 equity holdings

Delaware Small Cap Core Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Ligand Pharmaceuticals Class B	1.29%
Casey’s General Stores	1.21%
DexCom	1.19%
CONMED	1.18%
West Pharmaceutical Services	1.18%
XPO Logistics	1.18%
Cepheid	1.15%
Tenneco	1.09%
Barnes Group	1.07%
Synaptics	1.06%

4

Schedule of investments

Delaware Small Cap Core Fund	May 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.07%

Basic Materials –5.53%
Axiall	155,700	$5,871,447
Balchem	56,700	3,201,282
Boise Cascade †	130,965	4,641,400
Chemtura †	143,700	3,989,112
Innophos Holdings	64,500	3,361,095
Kaiser Aluminum	84,500	6,855,485
Neenah Paper	88,200	5,317,578
Quaker Chemical	71,100	6,070,518
Worthington Industries	242,400	6,595,704

		45,903,621

Business Services – 6.24%
Convergys	304,000	7,548,320
Kforce	371,775	8,182,768
McGrath RentCorp	208,501	6,346,770
On Assignment †	180,600	6,770,694
TeleTech Holdings	223,100	5,671,202
U.S. Ecology	80,680	3,720,155
United Stationers	200,000	7,768,000
WageWorks †	136,493	5,852,820

		51,860,729

Capital Goods – 8.73%
AAON	291,330	6,895,781
Applied Industrial Technologies	171,940	7,285,098
Barnes Group	221,500	8,917,590
Columbus McKinnon	253,923	5,791,984
ESCO Technologies	188,200	7,019,860
Esterline Technologies †	54,500	5,895,265
Federal Signal	287,500	4,278,000
Granite Construction	193,941	6,952,785
Kadant	148,138	6,977,300
MYR Group †	166,000	4,913,600
Rofin-Sinar Technologies †	78,800	2,241,860
Tetra Tech	205,800	5,383,728

		72,552,851

Communications Services – 1.71%
Atlantic Tele-Network	77,084	5,168,482
InterXion Holding †	125,891	3,863,595
RigNet †	145,901	5,178,026

		14,210,103

Consumer Discretionary – 3.56%
Boot Barn Holdings †	213,800	5,229,548

5

Schedule of investments

Delaware Small Cap Core Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Consumer Discretionary (continued)
Express †	352,600	$6,219,864
G-III Apparel Group †	129,400	7,357,684
Madden (Steven) †	200,750	7,584,335
Malibu Boats Class A †	150,900	3,164,373

		29,555,804

Consumer Services – 4.45%
Buffalo Wild Wings †	40,720	6,216,722
Cheesecake Factory	164,000	8,457,480
Del Frisco’s Restaurant Group †	339,600	6,316,560
Jack in the Box	88,880	7,715,673
Popeyes Louisiana Kitchen †	148,700	8,269,207

		36,975,642

Consumer Staples – 2.72%
Casey’s General Stores	115,700	10,087,883
J&J Snack Foods	64,186	6,919,251
Prestige Brands Holdings †	128,000	5,621,760

		22,628,894

Credit Cyclicals – 1.09%
Tenneco †	154,200	9,054,624

		9,054,624

Energy – 3.43%
Bonanza Creek Energy †	155,100	3,222,978
Bristow Group	51,650	2,995,700
Carrizo Oil & Gas †	150,200	7,534,032
Diamondback Energy †	77,910	6,062,177
Parsley Energy Class A †	130,700	2,285,943
Pioneer Energy Services †	348,700	2,447,874
RSP Permian †	138,315	3,939,211

		28,487,915

Financials – 16.32%
American Equity Investment Life Holding	246,500	6,263,565
BBCN Bancorp	370,500	5,335,200
Bryn Mawr Bank	66,400	1,917,632
Cardinal Financial	278,400	5,746,176
City Holding	137,050	6,189,178
Evercore Partners Class A	132,700	6,763,719
Fidelity & Guaranty Life	240,335	5,277,757
First NBC Bank Holding †	162,300	5,516,577
FirstMerit	334,100	6,561,724
Flushing Financial	243,200	4,713,216
Greenhill	89,000	3,465,660

6

	Number of shares	Value (U.S. $)

Common Stock (continued)

Financials (continued)
Independent Bank @	161,000	$7,262,710
Infinity Property & Casualty @	56,900	4,116,715
Old National Bancorp	472,900	6,436,169
Primerica	122,500	5,418,175
Prosperity Bancshares	150,600	8,067,642
Selective Insurance Group @	232,800	6,311,208
Sterling Bancorp	562,900	7,604,779
Stifel Financial †	148,400	7,903,784
Texas Capital Bancshares †	114,400	6,223,360
United Fire Group	120,973	3,690,886
Webster Financial	178,900	6,778,521
Western Alliance Bancorp †	256,100	8,028,735

		135,593,088

Healthcare – 15.41%
Acorda Therapeutics †	224,900	6,854,952
Air Methods †	169,300	7,137,688
Akorn †	190,300	8,734,770
Catalent †	18,300	584,868
Cepheid †	173,000	9,544,410
CONMED	177,140	9,838,356
CryoLife	386,005	4,134,113
DexCom †	138,200	9,911,704
ICON †	128,100	8,309,847
Isis Pharmaceuticals †	116,500	7,842,780
Ligand Pharmaceuticals Class B †	121,200	10,678,932
Medicines †	114,000	3,233,040
Merit Medical Systems †	243,487	5,006,093
Quidel †	266,700	5,779,389
Retrophin †	47,400	1,499,736
Spectrum Pharmaceuticals †	512,000	3,210,240
TESARO †	65,000	3,819,400
Vanda Pharmaceuticals †	433,100	4,369,979
WellCare Health Plans †	90,200	7,727,434
West Pharmaceutical Services	181,220	9,811,251

		128,028,982

Industrials – 1.39%
Continental Building Products †	348,000	7,760,400
Swift Transportation †	161,700	3,762,759

		11,523,159

Materials – 0.94%
Minerals Technologies	116,300	7,828,153

		7,828,153

7

Schedule of investments

Delaware Small Cap Core Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Media – 0.50%
National CineMedia	260,550	$4,150,561

		4,150,561

Real Estate – 6.27%
DCT Industrial Trust	218,050	7,132,415
DuPont Fabros Technology	195,300	6,296,472
EastGroup Properties	99,400	5,529,622
EPR Properties	120,300	6,937,701
Kite Realty Group Trust	247,900	6,705,695
LaSalle Hotel Properties	166,900	6,085,174
Ramco-Gershenson Properties Trust	352,100	6,063,162
Sovran Self Storage	80,530	7,345,141

		52,095,382

Technology – 16.37%
Anixter International †	82,350	5,599,800
Applied Micro Circuits †	795,200	5,081,328
Callidus Software †	379,900	5,440,168
ExlService Holdings †	153,490	5,510,291
FARO Technologies †	139,690	6,094,675
GrubHub †	140,000	5,644,800
Guidewire Software †	133,200	6,453,540
inContact †	686,570	6,673,460
Infinera †	168,000	3,467,520
j2 Global	121,800	8,088,738
KEYW Holding †	270,082	1,890,574
NETGEAR †	172,310	5,339,887
Plantronics	117,400	6,476,958
Proofpoint †	122,800	7,261,164
Q2 Holdings †	82,600	1,958,446
Qlik Technologies †	116,200	4,202,954
SciQuest †	350,900	5,354,734
Semtech †	280,400	5,989,344
Shutterfly †	137,000	6,370,500
Silicon Laboratories †	47,400	2,627,856
SS&C Technologies Holdings	123,832	7,297,420
Synaptics †	88,520	8,820,133
Tyler Technologies †	55,000	6,681,400
WNS Holdings ADR †	288,598	7,616,101

		135,941,791

Transportation – 1.62%
Roadrunner Transportation Systems †	145,600	3,621,072
XPO Logistics †	199,200	9,792,672

		13,413,744

8

	Number of shares	Value (U.S. $)

Common Stock (continued)

Utilities – 1.79%
Cleco	107,400	$5,826,450
NorthWestern	131,000	6,814,620
South Jersey Industries	84,300	2,224,677

		14,865,747

Total Common Stock (cost $765,827,672)		814,670,790

	Principal amount°

Short-Term Investments – 2.14%

Discount Notes – 0.87%≠
Federal Home Loan Bank
0.05% 6/1/15	3,936,057	3,936,057
0.065% 6/5/15	1,742,658	1,742,656
0.08% 7/17/15	662,368	662,343
0.08% 7/22/15	883,157	883,119

		7,224,175

Repurchase Agreements – 1.27%
Bank of America Merrill Lynch
0.04%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $3,752,467 (collateralized by U.S. government obligations 0.50%–1.375% 7/31/16–2/29/20; market value $3,827,504)	3,752,455	3,752,455
Bank of Montreal
0.08%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $3,127,067 (collateralized by U.S. government obligations 0.00%–9.125% 11/12/15–5/15/45; market value $3,189,587)	3,127,046	3,127,046
BNP Paribas
0.09%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $3,705,527 (collateralized by U.S. government obligations 0.00%–8.75% 7/23/15–5/15/45; market value $3,779,609)	3,705,499	3,705,499

		10,585,000

Total Short-Term Investments (cost $17,809,059)		17,809,175

Total Value of Securities – 100.21% (cost $783,636,731)		$832,479,965

@	Illiquid security. At May 31, 2015, the aggregate value of illiquid securities was $17,690,633, which represents 2.13% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

9

Schedule of investments

Delaware Small Cap Core Fund

†	Non-income-producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

10

Statement of assets and liabilities

Delaware Small Cap Core Fund	May 31, 2015 (Unaudited)

Assets:
Investments, at value[1]	$814,670,790
Short-term investments, at value[2]	17,809,175
Cash	62,840
Receivable for fund shares sold	8,582,584
Receivables for securities sold	3,403,547
Dividends and interest receivable	547,404

Total assets	845,076,340

Liabilities:
Payable for securities purchased	12,195,897
Payable for fund shares redeemed	1,237,987
Investment management fees payable	509,635
Other accrued expenses	207,359
Distribution fees payable to affiliates	120,365
Other affiliates payable	64,973
Trustees’ fees and expenses payable	5,641

Total liabilities	14,341,857

Total Net Assets	$830,734,483

Net Assets Consist of:
Paid-in capital	$769,181,161
Accumulated net investment loss	(638,179)
Accumulated net realized gain on investments	13,348,267
Net unrealized appreciation of investments	48,843,234

Total Net Assets	$830,734,483

11

Statement of assets and liabilities

Delaware Small Cap Core Fund

Net Asset Value
Class A:
Net assets	$205,805,091
Shares of beneficial interest outstanding, unlimited authorization, no par	10,206,079
Net asset value per share	$20.16
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$21.39

Class C:
Net assets	$81,111,893
Shares of beneficial interest outstanding, unlimited authorization, no par	4,331,091
Net asset value per share	$18.73

Class R:
Net assets	$26,001,333
Shares of beneficial interest outstanding, unlimited authorization, no par	1,317,437
Net asset value per share	$19.74

Institutional Class:
Net assets	$517,816,166
Shares of beneficial interest outstanding, unlimited authorization, no par	25,300,612
Net asset value per share	$20.47

[1] Investments, at cost	$765,827,672
[2] Short-term investments, at cost	17,809,059

See accompanying notes, which are an integral part of the financial statements.

12

Statement of operations

Delaware Small Cap Core Fund	Six months ended May 31, 2015 (Unaudited)

Investment Income:
Dividends	$3,079,380
Interest	6,512

3,085,892

Expenses:
Management fees	2,293,170
Distribution expenses – Class A	208,848
Distribution expenses – Class C	338,571
Distribution expenses – Class R	52,154
Dividend disbursing and transfer agent fees and expenses	508,963
Accounting and administration expenses	98,488
Reports and statements to shareholders	88,624
Registration fees	59,143
Custodian fees	19,430
Legal fees	16,521
Audit and tax	15,740
Trustees’ fees and expenses	14,818
Other	9,715

3,724,185
Less expense paid indirectly	(114)

Total operating expenses	3,724,071

Net Investment Loss	(638,179)

Net Realized and Unrealized Gain:
Net realized gain on investments	14,469,395
Net change in unrealized appreciation (depreciation) of investments	3,267,933

Net Realized and Unrealized Gain	17,737,328

Net Increase in Net Assets Resulting from Operations	$17,099,149

See accompanying notes, which are an integral part of the financial statements.

13

Statements of changes in net assets

Delaware Small Cap Core Fund

	Six months ended 5/31/15 (Unaudited)	Year ended 11/30/14

Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(638,179)	$(859,699)
Net realized gain	14,469,395	24,458,446
Net change in unrealized appreciation (depreciation)	3,267,933	(431,013)

Net increase in net assets resulting from operations	17,099,149	23,167,734

Dividends and Distributions to Shareholders from:
Net realized gain:
Class A	(7,433,863)	(1,836,861)
Class C	(3,048,397)	(741,927)
Class R	(896,555)	(340,355)
Institutional Class	(12,057,024)	(2,110,959)

	(23,435,839)	(5,030,102)

Capital Share Transactions:
Proceeds from shares sold:
Class A	83,528,954	89,996,368
Class C	31,343,115	28,493,872
Class R	12,450,393	6,283,013
Institutional Class	341,108,042	153,026,330

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,190,462	1,789,684
Class C	2,974,938	717,211
Class R	894,660	340,354
Institutional Class	11,198,200	2,073,221

	490,688,764	282,720,053

14

	Six months ended 5/31/15 (Unaudited)	Year ended 11/30/14

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,354,056)	$(30,740,706)
Class C	(4,099,179)	(5,111,025)
Class R	(2,883,112)	(4,234,053)
Institutional Class	(55,877,956)	(22,031,878)

	(82,214,303)	(62,117,662)

Increase in net assets derived from capital share transactions	408,474,461	220,602,391

Net Increase in Net Assets	402,137,771	238,740,023

Net Assets:
Beginning of period	428,596,712	189,856,689

End of period	$830,734,483	$428,596,712

Accumulated net investment loss	$(638,179)	$–

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights

Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/15[1]	Year ended
(Unaudited)	11/30/14	11/30/13	11/30/12		11/30/11	11/30/10

$ 20.430	$19.540	$13.560	$12.010		$11.150	$8.740

(0.026)	(0.059)	(0.036)	(0.022)		(0.024)	0.034
0.834	1.447	6.027	1.572		0.928	2.376

0.808	1.388	5.991	1.550		0.904	2.410

—	—	(0.011)	—		(0.044)	—
(1.078)	(0.498)	—	—		—	—

(1.078)	(0.498)	(0.011)	—		(0.044)	—

$ 20.160	$20.430	$19.540	$13.560		$12.010	$11.150

4.04%	7.28%	44.21%	12.91%		8.10%	27.57%

$205,805	$136,070	$69,386	$25,084		$24,242	$23,191
1.26%	1.32%	1.31%	1.36%		1.39%	1.40%
1.26%	1.32%	1.35%	1.41%		1.45%	1.54%
(0.26%)	(0.30% )	(0.22% )	(0.17%	)	(0.20% )	0.35%
(0.26%)	(0.30% )	(0.26% )	(0.22%	)	(0.26% )	0.21%
23%	30%	38%	37%		42%	37%

17

Financial highlights

Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 5/31/15[1]	Year ended
(Unaudited)	11/30/14	11/30/13		11/30/12		11/30/11		11/30/10

$19.110	$18.450	$12.890		$11.510		$10.720		$8.470

(0.095)	(0.193)	(0.152)		(0.115)		(0.112)		(0.039)
0.793	1.351	5.712		1.495		0.902		2.289

0.698	1.158	5.560		1.380		0.790		2.250

(1.078)	(0.498)	—		—		—		—

(1.078)	(0.498)	—		—		—		—

$18.730	$19.110	$18.450		$12.890		$11.510		$10.720

3.72%	6.44%	43.14%		11.99%		7.37%		26.56%

$81,112	$51,923	$25,828		$10,051		$7,702		$8,285
2.01%	2.07%	2.06%		2.11%		2.14%		2.15%
2.01%	2.07%	2.06%		2.11%		2.15%		2.24%
(1.01%)	(1.05% )	(0.97%	)	(0.92%	)	(0.95%	)	(0.40%	)
(1.01%)	(1.05% )	(0.97%	)	(0.92%	)	(0.96%	)	(0.49%	)
23%	30%	38%		37%		42%		37%

19

Financial highlights

Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/15[1]
	Year ended
(Unaudited)	11/30/14	11/30/13		11/30/12		11/30/11	11/30/10

$20.040	$19.220	$13.360		$11.870		$11.030	$8.660

(0.051)	(0.106)	(0.076)		(0.054)		(0.054)	0.009
0.829	1.424	5.936		1.544		0.913	2.361

0.778	1.318	5.860		1.490		0.859	2.370

—	—	—		—		(0.019)	—
(1.078)	(0.498)	—		—		—	—

(1.078)	(0.498)	—		—		(0.019)	—

$19.740	$20.040	$19.220		$13.360		$11.870	$11.030

3.96%	7.03%	43.86%		12.55%		7.79%	27.37%

$26,001	$15,833	$12,785		$6,809		$5,786	$5,322
1.51%	1.57%	1.56%		1.61%		1.64%	1.65%
1.51%	1.57%	1.64%		1.71%		1.75%	1.84%
(0.51%)	(0.55% )	(0.47%	)	(0.42%	)	(0.45% )	0.10%
(0.51%)	(0.55% )	(0.55%	)	(0.52%	)	(0.56% )	(0.09%	)
23%	30%	38%		37%		42%	37%

21

Financial highlights

Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 5/31/15[1]
	Year ended
(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$ 20.690	$19.740	$13.690	$12.100	$11.230	$8.790

(0.001)	(0.011)	0.005	0.011	0.006	0.060
0.859	1.459	6.089	1.579	0.934	2.385

0.858	1.448	6.094	1.590	0.940	2.445

—	—	(0.044)	—	(0.070)	(0.005)
(1.078)	(0.498)	—	—	—	—

(1.078)	(0.498)	(0.044)	—	(0.070)	(0.005)

$ 20.470	$20.690	$19.740	$13.690	$12.100	$11.230

4.24%	7.51%	44.64%	13.14%	8.37%	27.83%

$517,816	$224,771	$81,858	$41,164	$30,923	$33,877
1.01%	1.07%	1.06%	1.11%	1.14%	1.15%
1.01%	1.07%	1.06%	1.11%	1.15%	1.24%
(0.01%)	(0.05% )	0.03%	0.08%	0.05%	0.60%
(0.01%)	(0.05% )	0.03%	0.08%	0.04%	0.51%
23%	30%	38%	37%	42%	37%

23

Notes to financial statements

Delaware Small Cap Core Fund	May 31, 2015 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2011–Nov. 30, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

24

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 29, 2015.

Use of Estimates – The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included on the “Statement of operations” under “Net realized gain on investments” and totaled $207 for the six months ended May 31, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the

25

Notes to financial statements

Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued)

expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2015, the Fund earned $114 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2015, the Fund was charged $14,647 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investment Family of Funds on a relative net asset value basis. For the six months ended May 31, 2015, the Fund was charged $64,117 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2015, the Fund

26

was charged $8,608 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2015, DDLP earned $22,015 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2015, DDLP received gross CDSC commissions of $863 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$520,105,239
Sales	140,643,106

At May 31, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$783,636,731

Aggregate unrealized appreciation	$66,510,008
Aggregate unrealized depreciation	(17,666,774)

Net unrealized appreciation	$48,843,234

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets

27

Notes to financial statements

Delaware Small Cap Core Fund

3. Investments (continued)

or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2015:

	Level 1	Level 2	Total
Common Stock	$814,670,790	$—	$814,670,790
Short-Term Investments	—	17,809,175	17,809,175

Total	$814,670,790	$17,809,175	$832,479,965

During the six months ended May 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2015, there were no Level 3 investments.

28

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/15	Year ended 11/30/14
Shares sold:
Class A	4,141,910	4,608,007
Class C	1,672,311	1,557,859
Class R	627,217	328,816
Institutional Class	16,597,200	7,723,938

Shares issued upon reinvestment of dividends and distributions:
Class A	362,058	93,554
Class C	160,808	39,779
Class R	45,998	18,094
Institutional Class	556,294	107,254

	24,163,796	14,477,301

Shares redeemed:
Class A	(959,348)	(1,591,486)
Class C	(218,552)	(281,153)
Class R	(145,892)	(221,884)
Institutional Class	(2,715,624)	(1,116,020)

	(4,039,416)	(3,210,543)

Net increase	20,124,380	11,266,758

29

Notes to financial statements

Delaware Small Cap Core Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the six months ended May 31, 2015 and the year ended Nov. 30, 2014, exchange transactions were as follows:

Six months ended May 31, 2015

Exchange Redemptions		Exchange Subscriptions
Class A Shares	Class C Shares	Institutional Class Shares	Value
1,967	51,416	49,119	$1,002,087
Exchange Redemptions		Exchange Subscriptions
Class C Shares		Institutional Class Shares	Value
686		634	$13,073

These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $275,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 9, 2015.

The Fund had no amounts outstanding as of May 31, 2015 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded current disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

30

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$ 3,752,455	$ (3,752,455)	$—	$—
Bank of Montreal	3,127,046	(3,127,046)	—	—
BNP Paribas	3,705,499	(3,705,499)	—	—
Total	$10,585,000	$(10,585,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to

31

Notes to financial statements

Delaware Small Cap Core Fund

7. Securities Lending (continued)

reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2015, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

32

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2015, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact to the Fund’s financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2015 that would require recognition or disclosure in the Fund’s financial statements.

33

Other Fund information

Delaware Small Cap Core Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Equity Funds V (the “Trust”), on behalf of Delaware Dividend Income Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund (each, a “Fund” and together, the “Funds”), held on March 31, 2015 and reconvened on April 21, 2015 for the proposals listed in items (ii) and (iii) below, the shareholders of the Trust / the Funds voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for the Funds; (iii) revise the fundamental investment restriction relating to lending for the Funds; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of the shares outstanding of the Funds of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	64,643,320.727	47.396%	98.295%	1,121,120.883	0.822%	1.705%
Ann D. Borowiec	64,636,831.238	47.392%	98.285%	1,127,610.372	0.827%	1.715%
Joseph W. Chow	64,674,638.477	47.419%	98.343%	1,089,803.133	0.799%	1.657%
Patrick P. Coyne	64,651,688.325	47.403%	98.308%	1,112,753.285	0.816%	1.692%
John A. Fry	64,650,399.996	47.402%	98.306%	1,114,041.614	0.817%	1.694%
Lucinda S. Landreth	64,480,859.523	47.277%	98.048%	1,283,582.087	0.941%	1.952%
Frances A. Sevilla-Sacasa	64,630,920.741	47.387%	98.276%	1,133,520.869	0.831%	1.724%
Thomas K. Whitford	64,658,498.575	47.408%	98.318%	1,105,943.035	0.811%	1.682%
Janet L. Yeomans	64,554,155.912	47.331%	98.160%	1,210,285.698	0.887%	1.840%
J. Richard Zecher	64,365,840.678	47.193%	97.873%	1,398,600.932	1.025%	2.127%

34

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of each Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Dividend Income Fund

Shares voted for	21,193,097.978
Percentage of outstanding shares	36.186%
Percentage of shares voted	71.919%
Shares voted against	659,358.972
Percentage of outstanding shares	1.126%
Percentage of shares voted	2.238%
Shares abstained	799,708.658
Percentage of outstanding shares	1.365%
Percentage of shares voted	2.714%
Broker non-votes	6,815,846.000

Delaware Small Cap Core Fund

Shares voted for	10,047,882.536
Percentage of outstanding shares	38.814%
Percentage of shares voted	75.912%
Shares voted against	180,762.815
Percentage of outstanding shares	0.698%
Percentage of shares voted	1.366%
Shares abstained	205,236.995
Percentage of outstanding shares	0.793%
Percentage of shares voted	1.551%
Broker non-votes	2,802,391.000

Delaware Small Cap Value Fund

Shares voted for	21,625,090.842
Percentage of outstanding shares	41.640%
Percentage of shares voted	80.318%
Shares voted against	607,915.966
Percentage of outstanding shares	1.171%
Percentage of shares voted	2.258%
Shares abstained	471,843.204
Percentage of outstanding shares	0.909%
Percentage of shares voted	1.752%
Broker non-votes	4,219,365.901

35

Other Fund information

Delaware Small Cap Core Fund

Proxy Results (continued)

3. To revise the fundamental investment restriction relating to lending.

A quorum of the shares outstanding of each Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Dividend Income Fund

Shares voted for	21,047,950.943
Percentage of outstanding shares	35.938%
Percentage of shares voted	71.426%
Shares voted against	752,083.411
Percentage of outstanding shares	1.284%
Percentage of shares voted	2.552%
Shares abstained	852,130.254
Percentage of outstanding shares	1.455%
Percentage of shares voted	2.892%
Broker non-votes	6,815,847.000

Delaware Small Cap Core Fund

Shares voted for	9,931,376.878
Percentage of outstanding shares	38.364%
Percentage of shares voted	75.032%
Shares voted against	270,226.178
Percentage of outstanding shares	1.044%
Percentage of shares voted	2.042%
Shares abstained	232,280.290
Percentage of outstanding shares	0.897%
Percentage of shares voted	1.755%
Broker non-votes	2,802,390.000

Delaware Small Cap Value Fund

Shares voted for	21,522,527.825
Percentage of outstanding shares	41.443%
Percentage of shares voted	79.937%
Shares voted against	697,912.167
Percentage of outstanding shares	1.344%
Percentage of shares voted	2.592%
Shares abstained	484,406.020
Percentage of outstanding shares	0.933%
Percentage of shares voted	1.799%
Broker non-votes	4,219,369.901

36

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Equity Funds V

Shares voted for	48,505,746.622
Percentage of outstanding shares	35.564%
Percentage of shares voted	73.757%
Shares voted against	1,241,678.671
Percentage of outstanding shares	0.910%
Percentage of shares voted	1.888%
Shares abstained	1,352,031.416
Percentage of outstanding shares	0.991%
Percentage of shares voted	2.056%
Broker non-votes	14,664,984.901

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group Equity Funds V

Shares voted for	46,366,524.652
Percentage of outstanding shares	33.996%
Percentage of shares voted	70.504%
Shares voted against	3,397,117.943
Percentage of outstanding shares	2.491%
Percentage of shares voted	5.166%
Shares abstained	1,335,795.114
Percentage of outstanding shares	0.979%
Percentage of shares voted	2.031%
Broker non-votes	14,665,003.901

37

Other Fund information

Delaware Small Cap Core Fund

Proxy Results (continued)

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Equity Funds V

Shares voted for	48,715,957.282
Percentage of outstanding shares	35.718%
Percentage of shares voted	74.076%
Shares voted against	1,079,500.253
Percentage of outstanding shares	0.791%
Percentage of shares voted	1.641%
Shares abstained	1,304,004.174
Percentage of outstanding shares	0.956%
Percentage of shares voted	1.983%
Broker non-votes	14,664,979.901

38

About the organization

Board of trustees

Thomas L. Bennett

Chairman of the Board

Delaware Investments®

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

	Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL	Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN
Affiliated officers
Roger A. Early President and Chief Executive Officer Delaware Investments Family of Funds Philadelphia, PA	David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

39

Semiannual report

U.S. value equity mutual fund

Delaware Small Cap Value Fund

May 31, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Value Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Investments in Delaware Small Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of May 31, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2014 to May 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2014 to May 31, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2014 to May 31, 2015 (Unaudited)

Delaware Small Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Annualized Expense Ratio	Expenses Paid During Period 12/1/14 to 5/31/15*
Actual Fund return†
Class A	$1,000.00	$1,027.00	1.23%	$6.22
Class C	1,000.00	1,023.10	1.98%	9.99
Class R	1,000.00	1,025.60	1.48%	7.47
Institutional Class	1,000.00	1,028.20	0.98%	4.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.80	1.23%	$6.19
Class C	1,000.00	1,015.06	1.98%	9.95
Class R	1,000.00	1,017.55	1.48%	7.44
Institutional Class	1,000.00	1,020.04	0.98%	4.94
*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10 equity holdings

Delaware Small Cap Value Fund	As of May 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	97.18%
Basic Industry	10.24%
Business Services	1.50%
Capital Spending	8.10%
Consumer Cyclical	4.17%
Consumer Services	8.92%
Consumer Staples	2.48%
Energy	6.92%
Financial Services	23.00%
Healthcare	6.37%
Real Estate	6.55%
Technology	13.86%
Transportation	2.75%
Utilities	2.32%
Exchange-Traded Fund	1.20%
Short-Term Investments	1.97%
Total Value of Securities	100.35%
Liabilities Net of Receivables and Other Assets	(0.35%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
East West Bancorp	2.83%
ITT	1.85%
Synopsys	1.77%
Cytec Industries	1.66%
Webster Financial	1.64%
Bank of Hawaii	1.45%
ON Semiconductor	1.43%
Fuller (H.B.)	1.42%
Service International	1.40%
Kaiser Aluminum	1.35%

3

Schedule of investments
Delaware Small Cap Value Fund	May 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 97.18%

Basic Industry – 10.24%
Albemarle	472,900	$28,444,935
Berry Plastics Group †	1,168,300	39,103,001
Chemtura †	1,322,300	36,707,048
Clearwater Paper †	288,700	17,324,887
Cytec Industries	810,900	49,051,341
Fuller (H.B.)	998,900	42,063,679
Glatfelter (P.H.) @	1,095,100	25,723,899
Kaiser Aluminum	492,927	39,991,168
Olin	584,100	17,079,084
Ryerson Holding @†	843,100	6,997,730

		302,486,772

Business Services – 1.50%
Brink’s	311,000	9,939,560
Deluxe	300,500	19,180,915
United Stationers	390,918	15,183,255

		44,303,730

Capital Spending – 8.10%
Altra Industrial Motion @	845,531	23,252,103
CIRCOR International	201,000	10,717,320
EnPro Industries	302,000	18,264,960
H&E Equipment Services	1,254,300	27,381,369
ITT	1,281,600	54,698,688
MasTec †	2,060,100	36,381,366
Primoris Services	1,132,800	21,262,656
Regal Beloit	366,100	28,625,359
Thermon Group Holdings @†	827,400	18,790,254

		239,374,075

Consumer Cyclical – 4.17%
Barnes Group	646,700	26,036,142
Knoll	779,269	17,736,162
Meritage Homes †	828,000	36,316,080
Standard Motor Products @	490,140	17,238,224
Tenneco †	440,100	25,842,672

		123,169,280

Consumer Services – 8.92%
Asbury Automotive Group †	191,500	16,300,480
Brinker International	336,000	18,540,480
Cato Class A	358,544	13,370,106
Cheesecake Factory	573,500	29,575,395
Cinemark Holdings	531,031	21,522,686
Finish Line Class A	608,400	15,921,828
Genesco †	208,181	13,779,500

4

	Number of shares	Value (U.S. $)

Common Stock (continued)

Consumer Services (continued)
International Speedway Class A	366,600	$13,648,518
Madden (Steven) †	657,350	24,834,683
Meredith	374,518	19,774,550
Stage Stores	554,300	8,974,117
Texas Roadhouse	752,700	26,359,554
UniFirst	166,830	19,070,337
Wolverine World Wide	741,600	21,788,208

		263,460,442

Consumer Staples – 2.48%
Core-Mark Holding	289,700	15,559,787
J&J Snack Foods	173,200	18,670,960
Pinnacle Foods	493,300	20,792,595
Scotts Miracle-Gro Class A	298,900	18,310,614

		73,333,956

Energy – 6.92%
Bonanza Creek Energy †	765,600	15,909,168
Dril-Quip †	214,200	16,189,236
Helix Energy Solutions Group †	1,961,800	30,741,406
Jones Energy Class A @†	437,100	4,244,241
Oasis Petroleum †	1,068,600	18,144,828
Patterson-UTI Energy	1,356,400	27,399,280
SM Energy	402,200	21,043,104
Southwest Gas	610,800	33,264,168
Stone Energy †	1,152,563	15,651,806
Whiting Petroleum †	659,200	21,747,008

		204,334,245

Financial Services – 23.00%
Bank of Hawaii	680,400	42,708,708
Boston Private Financial Holdings	1,740,900	21,830,886
Community Bank System @	971,200	34,293,072
CVB Financial	712,600	11,686,640
East West Bancorp	1,948,223	83,578,767
First Financial Bancorp @	1,416,200	24,599,394
First Interstate BancSystem	544,600	14,834,904
First Midwest Bancorp	1,310,700	23,278,032
Great Western Bancorp	660,000	15,298,800
Hancock Holding	1,306,300	38,052,519
Independent Bank @	795,500	35,885,005
Infinity Property & Casualty @	301,182	21,790,518
Main Street Capital	586,000	18,089,820
NBT Bancorp @	1,187,400	29,233,788
ProAssurance	630,400	28,481,472

5

Schedule of investments

Delaware Small Cap Value Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Financial Services (continued)
S&T Bancorp @	676,956	$18,338,738
Selective Insurance Group @	1,371,500	37,181,365
StanCorp Financial Group	227,400	16,877,628
Stifel Financial †	618,300	32,930,658
Validus Holdings	589,084	25,277,594
Valley National Bancorp	3,062,000	29,946,360
Webster Financial	1,280,700	48,525,723
WesBanco @	840,000	26,577,600

		679,297,991

Healthcare – 6.37%
Haemonetics †	518,200	21,412,024
Owens & Minor	737,600	24,576,832
Service International	1,427,800	41,491,868
STERIS	583,480	38,993,968
Teleflex	194,500	25,039,930
VCA †	603,600	31,664,856
VWR †	180,289	4,916,481

		188,095,959

Real Estate – 6.55%
Alexander & Baldwin	558,000	22,917,060
Brandywine Realty Trust	1,790,937	25,216,393
Education Realty Trust	502,633	16,556,731
Healthcare Realty Trust	823,300	19,611,006
Highwoods Properties	710,600	29,809,670
Lexington Realty Trust	2,501,600	22,964,688
Ramco-Gershenson Properties Trust	978,889	16,856,469
Summit Hotel Properties	1,394,800	18,634,528
Washington Real Estate Investment Trust	836,100	20,944,305

		193,510,850

Technology – 13.86%
Black Box @	223,813	4,489,689
Brocade Communications Systems	2,805,300	34,687,535
Cirrus Logic †	638,100	24,088,275
CommScope Holding †	1,226,148	38,219,033
Electronics for Imaging †	754,500	32,617,035
NetScout Systems †	655,200	26,260,416
ON Semiconductor †	3,188,600	42,280,836
Premiere Global Services @†	976,150	9,859,115
PTC †	871,100	35,950,297
Super Micro Computer †	543,856	18,197,422
Synopsys †	1,048,700	52,319,643

6

	Number of shares	Value (U.S. $)

Common Stock (continued)

Technology (continued)
Tech Data †	487,500	$30,771,000
Teradyne	1,341,600	28,374,840
Vishay Intertechnology	2,415,800	31,453,716

		409,568,852

Transportation – 2.75%
Kirby †	223,100	17,114,001
Matson	521,600	21,010,048
Saia †	359,550	14,719,977
Werner Enterprises	1,032,800	28,422,656

		81,266,682

Utilities – 2.32%
Black Hills	427,700	20,435,506
El Paso Electric	569,100	20,698,167
NorthWestern	524,300	27,274,086

		68,407,759

Total Common Stock (cost $2,317,822,420)		2,870,610,593

Exchange-Traded Fund – 1.20%

iShares Russell 2000 Value ETF	348,300	35,439,525

Total Exchange-Traded Fund (cost $34,548,720)		35,439,525

	Principal amount°

Short-Term Investments – 1.97%

Discount Notes – 1.43%≠
Federal Home Loan Bank
0.05% 6/1/15	17,870,294	17,870,294
0.065% 6/5/15	7,911,930	7,911,922
0.075% 6/4/15	3,022,796	3,022,793
0.075% 6/29/15	3,022,796	3,022,772
0.08% 7/17/15	2,013,140	2,013,063
0.08% 7/22/15	2,684,186	2,684,071
0.095% 7/14/15	5,743,313	5,743,106

		42,268,021

Repurchase Agreements – 0.54%
Bank of America Merrill Lynch 0.04%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $5,631,715 (collateralized by U.S. government obligations 0.50%–1.375% 7/31/16–2/29/20; market value $5,744,330)	5,631,696	5,631,696

7

Schedule of investments

Delaware Small Cap Value Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
Bank of Montreal 0.08%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $4,693,111 (collateralized by U.S. government obligations 0.00%–9.125% 11/12/15–5/15/45; market value $4,786,942)	4,693,080	$4,693,080
BNP Paribas 0.09%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $5,561,266 (collateralized by U.S. government obligations 0.00%–8.75% 7/23/15–5/15/45; market value $5,672,449)	5,561,224	5,561,224

		15,886,000

Total Short-Term Investments (cost $58,153,041)		58,154,021

Total Value of Securities – 100.35% (cost $2,410,524,181)		$2,964,204,139

@	Illiquid security. At May 31, 2015, the aggregate value of illiquid securities was $338,494,735, which represents 11.46% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

ETF – Exchange-Traded Fund

See accompanying notes, which are an integral part of the financial statements.

8

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Statement of assets and liabilities
Delaware Small Cap Value Fund	May 31, 2015 (Unaudited)

Assets:
Investments, at value[1]	$2,906,050,118
Short-term investments, at value[2]	58,154,021
Cash	484,530
Receivable for securities sold	38,652,032
Receivable for fund shares sold	9,013,170
Dividends and interest receivable	3,344,736

Total assets	3,015,698,607

Liabilities:
Payable for securities purchased	54,021,732
Payable for fund shares redeemed	3,780,846
Other accrued expenses	1,788,787
Investment management fees payable	1,665,699
Distribution fees payable to affiliates	305,717
Other affiliates payable	260,140
Trustees’ fees and expenses payable	20,281

Total liabilities	61,843,202

Total Net Assets	$2,953,855,405

Net Assets Consist of:
Paid-in capital	$2,302,934,329
Undistributed net investment income	7,073,045
Accumulated net realized gain on investments	90,168,073
Net unrealized appreciation of investments	553,679,958

Total Net Assets	$2,953,855,405

10

Net Asset Value
Class A:
Net assets	$809,229,578
Shares of beneficial interest outstanding, unlimited authorization, no par	15,128,169
Net asset value per share	$53.49
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$56.75

Class C:
Net assets	$113,514,003
Shares of beneficial interest outstanding, unlimited authorization, no par	2,511,034
Net asset value per share	$45.21

Class R:
Net assets	$87,053,797
Shares of beneficial interest outstanding, unlimited authorization, no par	1,673,046
Net asset value per share	$52.03

Institutional Class:
Net assets	$1,944,058,027
Shares of beneficial interest outstanding, unlimited authorization, no par	34,624,367
Net asset value per share	$56.15

[1]Investments, at cost	$2,352,371,140
[2]Short-term investments, at cost	58,153,041

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations
Delaware Small Cap Value Fund	Six months ended May 31, 2015 (Unaudited)

Investment Income:
Dividends	$27,121,970
Interest	30,459

27,152,429

Expenses:
Management fees	9,514,659
Distribution expenses – Class A	990,979
Distribution expenses – Class C	555,038
Distribution expenses – Class R	212,887
Dividend disbursing and transfer agent fees and expenses	3,043,628
Reports and statements to shareholders	539,502
Accounting and administration expenses	451,837
Legal fees	131,297
Registration fees	83,880
Trustees’ fees and expenses	68,447
Custodian fees	61,260
Audit and tax	15,722
Other	41,710

15,710,846
Less expense paid indirectly	(329)

Total operating expenses	15,710,517

Net Investment Income	11,441,912

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	90,691,098
Net change in unrealized appreciation (depreciation) of investments	(22,721,996)

Net Realized and Unrealized Gain	67,969,102

Net Increase in Net Assets Resulting from Operations	$79,411,014

See accompanying notes, which are an integral part of the financial statements.

12

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Statements of changes in net assets

Delaware Small Cap Value Fund

	Six months ended 5/31/15 (Unaudited)	Year ended 11/30/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,441,912	$9,556,705
Net realized gain	90,691,098	129,268,108
Net change in unrealized appreciation (depreciation)	(22,721,996)	32,303,289

Net increase in net assets resulting from operations	79,411,014	171,128,102

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,529,319)	(933,389)
Class R	(78,471)	—
Institutional Class	(9,685,506)	(3,846,782)

Net realized gain:
Class A	(37,171,869)	(18,684,386)
Class B	—	(57,082)
Class C	(6,106,100)	(2,419,192)
Class R	(4,105,600)	(1,637,404)
Institutional Class	(81,208,563)	(24,481,657)

	(140,885,428)	(52,059,892)

Capital Share Transactions:
Proceeds from shares sold:
Class A	133,216,315	244,270,963
Class B	—	19,761
Class C	11,785,676	22,133,681
Class R	15,084,219	25,151,148
Institutional Class	431,617,540	806,723,199

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	39,096,602	19,373,779
Class B	—	56,684
Class C	5,896,531	2,330,338
Class R	4,183,570	1,637,197
Institutional Class	89,377,797	27,825,139

	730,258,250	1,149,521,889

14

	Six months ended 5/31/15 (Unaudited)	Year ended 11/30/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(120,359,143)	$(412,973,803)
Class B	—	(3,608,169)
Class C	(9,995,758)	(18,107,340)
Class R	(12,839,632)	(24,371,953)
Institutional Class	(307,174,711)	(351,687,599)

	(450,369,244)	(810,748,864)

Increase in net assets derived from capital share transactions	279,889,006	338,773,025

Net Increase in Net Assets	218,414,592	457,841,235

Net Assets:
Beginning of period	2,735,440,813	2,277,599,578

End of period	$2,953,855,405	$2,735,440,813

Undistributed net investment income	$7,073,045	$7,924,429

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights

Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/15[1]	Year ended
(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$ 54.870	$52.370	$39.750	$37.860	$36.190	$27.530

0.180	0.148	0.119	0.074	(0.008)	(0.003)
1.234	3.508	12.847	3.622	1.818	8.680

1.414	3.656	12.966	3.696	1.810	8.677

(0.178)	(0.055)	(0.092)	—	—	(0.017)
(2.616)	(1.101)	(0.254)	(1.806)	(0.140)	—

(2.794)	(1.156)	(0.346)	(1.806)	(0.140)	(0.017)

$ 53.490	$54.870	$52.370	$39.750	$37.860	$36.190

2.70%	7.12%	32.87%	10.21%	4.99%	31.53%

$809,229	$775,076	$884,026	$522,403	$375,299	$301,747
1.23%	1.22%	1.25%	1.32%	1.37%	1.43%
1.23%	1.22%	1.29%	1.37%	1.42%	1.49%
0.68%	0.27%	0.26%	0.19%	(0.02% )	(0.01% )
0.68%	0.27%	0.22%	0.14%	(0.07% )	(0.07% )
10%	17%	28%	11%	29%	12%

17

Financial highlights

Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
5/31/15[1]	Year ended

(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$ 46.790	$45.110	$34.450	$33.280	$32.070	$24.560

(0.016)	(0.219)	(0.196)	(0.188)	(0.260)	(0.215)
1.052	3.000	11.110	3.164	1.610	7.725

1.036	2.781	10.914	2.976	1.350	7.510

(2.616)	(1.101)	(0.254)	(1.806)	(0.140)	—

(2.616)	(1.101)	(0.254)	(1.806)	(0.140)	—

$ 45.210	$46.790	$45.110	$34.450	$33.280	$32.070

2.31%	6.30%	31.93%	9.37%	4.20%	30.58%

$113,514	$109,368	$99,099	$66,231	$52,648	$49,706
1.98%	1.97%	2.00%	2.07%	2.12%	2.18%
1.98%	1.97%	2.00%	2.07%	2.12%	2.19%
(0.07%)	(0.48% )	(0.49% )	(0.56% )	(0.77% )	(0.76%	)
(0.07%)	(0.48% )	(0.49% )	(0.56% )	(0.77% )	(0.77%	)
10%	17%	28%	11%	29%	12%

19

Financial highlights

Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/15[1]	Year ended

(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$53.390	$51.060	$38.770	$37.050	$35.510	$27.070

0.111	0.012	0.004	(0.022)	(0.102)	(0.081)
1.195	3.419	12.540	3.548	1.782	8.521

1.306	3.431	12.544	3.526	1.680	8.440

(0.050)	—	—	—	—	—
(2.616)	(1.101)	(0.254)	(1.806)	(0.140)	—

(2.666)	(1.101)	(0.254)	(1.806)	(0.140)	—

$52.030	$53.390	$51.060	$38.770	$37.050	$35.510

2.56%	6.85%	32.55%	9.96%	4.72%	31.18%

$87,054	$82,577	$76,501	$44,379	$28,303	$20,757
1.48%	1.47%	1.50%	1.57%	1.62%	1.68%
1.48%	1.47%	1.58%	1.67%	1.72%	1.79%
0.43%	0.02%	0.01%	(0.06% )	(0.27% )	(0.26%	)
0.43%	0.02%	(0.07% )	(0.16% )	(0.37% )	(0.37%	)
10%	17%	28%	11%	29%	12%

21

Financial highlights

Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 5/31/15[1]	Year ended

(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$ 57.520	$54.830	$41.590	$39.430	$37.590	$28.580

0.258	0.292	0.250	0.180	0.090	0.081
1.300	3.672	13.434	3.786	1.890	9.005

1.558	3.964	13.684	3.966	1.980	9.086

(0.312)	(0.173)	(0.190)	—	—	(0.076)
(2.616)	(1.101)	(0.254)	(1.806)	(0.140)	—

(2.928)	(1.274)	(0.444)	(1.806)	(0.140)	(0.076)

$ 56.150	$57.520	$54.830	$41.590	$39.430	$37.590

2.82%	7.38%	33.22%	10.49%	5.26%	31.85%

$1,944,058	$1,768,420	$1,214,512	$348,533	$91,442	$48,996
0.98%	0.97%	1.00%	1.07%	1.12%	1.18%
0.98%	0.97%	1.00%	1.07%	1.12%	1.19%
0.93%	0.52%	0.51%	0.44%	0.23%	0.24%
0.93%	0.52%	0.51%	0.44%	0.23%	0.23%
10%	17%	28%	11%	29%	12%

23

Notes to financial statements

Delaware Small Cap Value Fund	May 31, 2015 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2011–Nov. 30, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

24

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 29, 2015.

Use of Estimates – The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included on the “Statement of operations” under “Net realized gain on investments” and totaled $29,881 for the six months ended May 31, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

25

Notes to financial statements

Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2015, the Fund earned $329 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on the average daily net assets in excess $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2015, the Fund was charged $67,083 for these services. This amount is included on the “Statement of operations” under “Accounting and administrative expenses.”

DIFSC is the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investment Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2015, the Fund was charged $294,008 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the

26

average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2015, the Fund was charged $41,184 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2015, DDLP earned $22,015 for commissions on sales of the Fund’s Class A shares. For the six months ended, May 31, 2015, DDLP received gross CDSC commissions of $31 and $926, on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$479,237,986
Sales	266,332,373

At May 31, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$2,410,524,181

Aggregate unrealized appreciation	$659,208,330
Aggregate unrealized depreciation	(105,528,372)

Net unrealized appreciation	$553,679,958

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

27

Notes to financial statements

Delaware Small Cap Value Fund

3. Investments (continued)

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2015:

	Level 1	Level 2	Total
Common Stock	$2,870,610,593	$—	$2,870,610,593
Exchange-Traded Fund	35,439,525	—	35,439,525
Short-Term Investments	—	58,154,021	58,154,021

Total	$2,906,050,118	$58,154,021	$2,964,204,139

During the six months ended May 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2015, there were no Level 3 investments.

28

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	5/31/15	11/30/14
Shares sold:
Class A	2,528,849	4,575,040
Class B	—	442
Class C	263,442	484,338
Class R	293,429	482,799
Institutional Class	7,784,486	14,369,342

Shares issued upon reinvestment of dividends and distributions:
Class A	748,690	375,243
Class B	—	1,276
Class C	133,165	52,556
Class R	82,273	32,516
Institutional Class	1,632,471	515,280

	13,466,805	20,888,832

Shares redeemed:
Class A	(2,274,364)	(7,704,858)
Class B	—	(78,398)
Class C	(222,822)	(396,701)
Class R	(249,374)	(466,913)
Institutional Class	(5,535,002)	(6,292,453)

	(8,281,562)	(14,939,323)

Net increase	5,185,243	5,949,509

For the year ended Nov. 30, 2014, 25,653 Class B shares were converted to 22,073 Class A shares valued at $1,188,044. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the “Statements of changes in net assets.”

29

Notes to financial statements

Delaware Small Cap Value Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended May 31, 2015 and the year ended Nov. 30, 2014, exchange transactions were as follows:

Six months ended May 31, 2015

Exchange Redemptions			Exchange Subscriptions
Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
102,878	1,234	3,170	3,692	98,737	$5,622,630
Year ended Nov. 30, 2014
Exchange Redemptions			Exchange Subscriptions
Class A Shares	Class C Shares		Class A Shares	Institutional Class Shares	Value
33,683	2,494		93	34,114	$1,978,114

These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $275,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 9, 2015.

The Fund had no amounts outstanding as of May 31, 2015 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

30

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$5,631,696	$(5,631,696)	$—	$—
Bank of Montreal	4,693,080	(4,693,080)	—	—
BNP Paribas	5,561,224	(5,561,224)	—	—

Total	$15,886,000	$(15,886,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to

31

Notes to financial statements

Delaware Small Cap Value Fund

7. Securities Lending (continued)

reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2015, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

32

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended May 31, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2015, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact to the Fund’s financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2015 that would require recognition or disclosure in the Fund’s financial statements.

33

Other Fund information

Delaware Small Cap Value Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Equity Funds V (the “Trust”), on behalf of Delaware Dividend Income Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund (each, a “Fund” and together, the “Funds”), held on March 31, 2015 and reconvened on April 21, 2015 for the proposals listed in items (ii) and (iii) below, the shareholders of the Trust / the Funds voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for the Funds; (iii) revise the fundamental investment restriction relating to lending for the Funds; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of the Funds of the Trust was present, and the votes passed with a plurality of these Shares. The results were as follows:

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	64,643,320.727	47.396%	98.295%	1,121,120.883	0.822%	1.705%
Ann D. Borowiec	64,636,831.238	47.392%	98.285%	1,127,610.372	0.827%	1.715%
Joseph W. Chow	64,674,638.477	47.419%	98.343%	1,089,803.133	0.799%	1.657%
Patrick P. Coyne	64,651,688.325	47.403%	98.308%	1,112,753.285	0.816%	1.692%
John A. Fry	64,650,399.996	47.402%	98.306%	1,114,041.614	0.817%	1.694%
Lucinda S. Landreth	64,480,859.523	47.277%	98.048%	1,283,582.087	0.941%	1.952%
Frances A. Sevilla-Sacasa	64,630,920.741	47.387%	98.276%	1,133,520.869	0.831%	1.724%
Thomas K. Whitford	64,658,498.575	47.408%	98.318%	1,105,943.035	0.811%	1.682%
Janet L. Yeomans	64,554,155.912	47.331%	98.160%	1,210,285.698	0.887%	1.840%
J. Richard Zecher	64,365,840.678	47.193%	97.873%	1,398,600.932	1.025%	2.127%

34

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of each Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Dividend Income Fund

Shares voted for	21,193,097.978
Percentage of outstanding shares	36.186%
Percentage of shares voted	71.919%
Shares voted against	659,358.972
Percentage of outstanding shares	1.126%
Percentage of shares voted	2.238%
Shares abstained	799,708.658
Percentage of outstanding shares	1.365%
Percentage of shares voted	2.714%
Broker non-votes	6,815,846.000

Delaware Small Cap Core Fund

Shares voted for	10,047,882.536
Percentage of outstanding shares	38.814%
Percentage of shares voted	75.912%
Shares voted against	180,762.815
Percentage of outstanding shares	0.698%
Percentage of shares voted	1.366%
Shares abstained	205,236.995
Percentage of outstanding shares	0.793%
Percentage of shares voted	1.551%
Broker non-votes	2,802,391.000

Delaware Small Cap Value Fund

Shares voted for	21,625,090.842
Percentage of outstanding shares	41.640%
Percentage of shares voted	80.318%
Shares voted against	607,915.966
Percentage of outstanding shares	1.171%
Percentage of shares voted	2.258%
Shares abstained	471,843.204
Percentage of outstanding shares	0.909%
Percentage of shares voted	1.752%
Broker non-votes	4,219,365.901

35

Other Fund information

Delaware Small Cap Value Fund

Proxy Results (continued)

3. To revise the fundamental investment restriction relating to lending.

A quorum of the shares outstanding of each Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Dividend Income Fund

Shares voted for	21,047,950.943
Percentage of outstanding shares	35.938%
Percentage of shares voted	71.426%
Shares voted against	752,083.411
Percentage of outstanding shares	1.284%
Percentage of shares voted	2.552%
Shares abstained	852,130.254
Percentage of outstanding shares	1.455%
Percentage of shares voted	2.892%
Broker non-votes	6,815,847.000

Delaware Small Cap Core Fund

Shares voted for	9,931,376.878
Percentage of outstanding shares	38.364%
Percentage of shares voted	75.032%
Shares voted against	270,226.178
Percentage of outstanding shares	1.044%
Percentage of shares voted	2.042%
Shares abstained	232,280.290
Percentage of outstanding shares	0.897%
Percentage of shares voted	1.755%
Broker non-votes	2,802,390.000

Delaware Small Cap Value Fund

Shares voted for	21,522,527.825
Percentage of outstanding shares	41.443%
Percentage of shares voted	79.937%
Shares voted against	697,912.167
Percentage of outstanding shares	1.344%
Percentage of shares voted	2.592%
Shares abstained	484,406.020
Percentage of outstanding shares	0.933%
Percentage of shares voted	1.799%
Broker non-votes	4,219,369.901

36

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Equity Funds V

Shares voted for	48,505,746.622
Percentage of outstanding shares	35.564%
Percentage of shares voted	73.757%
Shares voted against	1,241,678.671
Percentage of outstanding shares	0.910%
Percentage of shares voted	1.888%
Shares abstained	1,352,031.416
Percentage of outstanding shares	0.991%
Percentage of shares voted	2.056%
Broker non-votes	14,664,984.901

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group Equity Funds V

Shares voted for	46,366,524.652
Percentage of outstanding shares	33.996%
Percentage of shares voted	70.504%
Shares voted against	3,397,117.943
Percentage of outstanding shares	2.491%
Percentage of shares voted	5.166%
Shares abstained	1,335,795.114
Percentage of outstanding shares	0.979%
Percentage of shares voted	2.031%
Broker non-votes	14,665,003.901

37

Other Fund information

Delaware Small Cap Value Fund

Proxy Results (continued)

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Equity Funds V

Shares voted for	48,715,957.282
Percentage of outstanding shares	35.718%
Percentage of shares voted	74.076%
Shares voted against	1,079,500.253
Percentage of outstanding shares	0.791%
Percentage of shares voted	1.641%
Shares abstained	1,304,004.174
Percentage of outstanding shares	0.956%
Percentage of shares voted	1.983%
Broker non-votes	14,664,979.901

38

About the organization

Board of trustees

Thomas L. Bennett

Chairman of the Board

Delaware Investments®

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL	Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN

Affiliated officers

Roger A. Early President and Chief Executive Officer Delaware Investments Family of Funds Philadelphia, PA	David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

39

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS V

/s/ ROGER A. EARLY
By:	Roger A. Early
Title:	Chief Executive Officer
Date:	August 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ ROGER A. EARLY
By:	Roger A. Early
Title:	Chief Executive Officer
Date:	August 3, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2015